UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1400

Fidelity Contrafund
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2008

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor
New Insights
Fund - Class A, Class T, Class B
and Class C

Annual Report

December 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

An all-out credit crisis gripped the world's capital markets in 2008, stunting economic growth, toppling commodity prices and pushing equity markets into their steepest declines in decades. Within this ultra-risk-averse climate, virtually the only positive results came from the relative security of U.S. government-backed assets. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2008	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	-41.49%	2.01%	5.05%
Class T (incl. 3.50% sales charge)	-40.30%	2.27%	5.27%
Class B (incl. contingent deferred sales charge)B	-41.47%	2.04%	5.21%
Class C (incl. contingent deferred sales charge)C	-39.01%	2.47%	5.42%

A From July 31, 2003.

B Class B shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 5%, 1%, and 1%, respectively.

C Class C shares' contingent deferred sales charge included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

$10,000 Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor New Insights Fund - Class A on July 31, 2003, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index (S&P 500®) performed over the same period.

In prior years, the performance from year to year was represented by the performance of Class T. Going forward, the fund's performance will be represented by Class A for consistency with other fund materials.

Annual Report

Management's Discussion of Fund Performance

Comments from William Danoff, Portfolio Manager of Fidelity® Advisor New Insights Fund

The U.S. equity markets collapsed during the 12 months ending December 31, 2008. As home values fell and credit availability decreased, consumers tightened their purse strings in anticipation of a recession. The Standard & Poor's 500SM Index slid 37.00%. All 10 sectors in the S&P 500® turned in negative performance, led by financials, which dropped more than 55%. Beginning in September, the U.S. economy spiraled downward, as several large financial institutions went bankrupt, were forced into acquisitions or were taken over by the federal government. The Federal Reserve Board facilitated many of these and other transactions, and also lowered the federal funds target rate seven times over the year, leaving it at 0.00% to 0.25% at period end. The stock market continued to perform erratically, however, as unemployment levels rose, energy prices dropped and U.S. automakers signaled extreme distress. The Dow Jones Industrial AverageSM declined 31.93% for the 12-month period, while the technology-heavy NASDAQ Composite® Index dropped 40.03%. By comparison, the MSCI® EAFE® Index (Europe, Australasia, Far East) - a measure of developed markets outside the U.S. and Canada - tumbled 43.28%.

Within the past year's difficult market environment, Advisor New Insights' Class A, Class T, Class B and Class C shares fell 37.92%, 38.13%, 38.41% and 38.39%, respectively (excluding sales charges), versus the S&P 500 index. The fund's stakes in several economically sensitive information technology stocks, together with not owning enough of some of the more stable performers in the energy sector, were costly to its performance versus the index. Unrewarding picks in the retailing and capital goods groups also hurt, as did an underweighting in the defensively oriented consumer staples sector. Among the biggest detractors were such technology names as Internet search leader Google; consumer electronics giant Apple; and Canada-based Research In Motion, an out-of-index maker of wireless communications devices. Underweightings in integrated oil company Exxon Mobil and mega-retailer Wal-Mart also hurt, as did not owning Chevron, another large integrated oil firm in the index. Currency fluctuations against a strengthening dollar also hurt results for our non-U.S. holdings. On the upside, the fund's biggest contributor to relative performance was biotechnology leader Genentech, whose stock price rose during the period, in part because of a takeover bid for the firm. Underweighting such toxic financial names as American International Group (AIG) and Citigroup also helped, as did a significant underweighting in index heavyweight General Electric (GE), whose troubled financing unit dragged down investor confidence in the stock. Neither AIG nor GE was held at period end. A moderate cash position was beneficial as well.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2008 to December 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Expenses Paid During Period* July 1, 2008 to December 31, 2008
Class A	1.13%
Actual		$ 1,000.00	$ 676.10	$ 4.76
Hypothetical A		$ 1,000.00	$ 1,019.46	$ 5.74
Class T	1.38%
Actual		$ 1,000.00	$ 674.80	$ 5.81
Hypothetical A		$ 1,000.00	$ 1,018.20	$ 7.00
Class B	1.93%
Actual		$ 1,000.00	$ 673.60	$ 8.12
Hypothetical A		$ 1,000.00	$ 1,015.43	$ 9.78
Class C	1.88%
Actual		$ 1,000.00	$ 673.60	$ 7.91
Hypothetical A		$ 1,000.00	$ 1,015.69	$ 9.53
Institutional Class	.89%
Actual		$ 1,000.00	$ 677.00	$ 3.75
Hypothetical A		$ 1,000.00	$ 1,020.66	$ 4.52

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Genentech, Inc.	4.0	1.9
Berkshire Hathaway, Inc. Class A	3.6	2.9
Wells Fargo & Co.	3.4	0.6
Google, Inc. Class A (sub. vtg.)	3.4	3.4
Procter & Gamble Co.	3.1	1.5
JPMorgan Chase & Co.	2.4	0.5
Gilead Sciences, Inc.	2.2	1.2
Johnson & Johnson	2.2	0.5
McDonald's Corp.	2.2	0.9
Apple, Inc.	2.1	3.2
	28.6
Top Five Market Sectors as of December 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	19.8	8.9
Information Technology	18.1	21.9
Financials	13.6	8.2
Consumer Staples	12.1	6.4
Consumer Discretionary	10.0	6.9
Asset Allocation (% of fund's net assets)
As of December 31, 2008*		As of June 30, 2008**
	Stocks 90.7%		Stocks 92.4%
	Convertible Securities 0.3%		Convertible Securities 0.2%
	Short-Term Investments and Net Other Assets 9.0%		Short-Term Investments and Net Other Assets 7.4%
* Foreign investments	16.3%	** Foreign investments	26.0%

Annual Report

Investments December 31, 2008

Showing Percentage of Net Assets

Common Stocks - 90.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.0%
Automobiles - 0.1%
Ford Motor Co. (a)(d)	788,200	$ 1,805
Honda Motor Co. Ltd. sponsored ADR	173,300	3,698
Toyota Motor Corp.	218,900	7,230
		12,733
Distributors - 0.0%
LKQ Corp. (a)	210,900	2,459
Diversified Consumer Services - 0.3%
Apollo Group, Inc. Class A (non-vtg.) (a)	1,900	146
K12, Inc.	15,686	294
Strayer Education, Inc.	107,080	22,959
		23,399
Hotels, Restaurants & Leisure - 3.3%
Ajisen (China) Holdings Ltd.	90,000	42
Cafe de Coral Holdings Ltd.	1,222,000	2,479
Chipotle Mexican Grill, Inc.:
Class A (a)	245,600	15,222
Class B (a)	26,228	1,503
Las Vegas Sands Corp. unit (a)	280,000	28,980
McDonald's Corp.	2,887,227	179,557
Sodexo SA	139,600	7,795
Starbucks Corp. (a)	159,000	1,504
Tim Hortons, Inc.	1,211,400	34,937
Yum! Brands, Inc.	106,400	3,352
		275,371
Household Durables - 0.3%
Centex Corp.	76,400	813
D.R. Horton, Inc.	304,200	2,151
Gafisa SA sponsored ADR (d)	460,700	4,266
Snap-On, Inc.	400,700	15,780
		23,010
Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (a)	493,600	25,312
Media - 2.8%
Central European Media Enterprises Ltd. Class A (a)	153,400	3,332
Comcast Corp. Class A	103,900	1,754
Discovery Communications, Inc. (a)	769,500	10,896
Interpublic Group of Companies, Inc. (a)	2,562,635	10,148
Liberty Global, Inc. Class A (a)	187,000	2,977
Liberty Media Corp. - Entertainment Class A (a)	1,022,000	17,865
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Marvel Entertainment, Inc. (a)	68,000	$ 2,091
Pearson PLC	172,500	1,650
Scripps Networks Interactive, Inc. Class A	646,400	14,221
The DIRECTV Group, Inc. (a)	1,087,800	24,921
The Walt Disney Co.	6,046,200	137,188
The Weinstein Co. III Holdings, LLC Class A-1 (f)	2,267	1,700
Viacom, Inc. Class B (non-vtg.) (a)	49,700	947
		229,690
Multiline Retail - 0.1%
99 Cents Only Stores (a)	4,300	47
Dollar Tree, Inc. (a)	239,400	10,007
Family Dollar Stores, Inc.	95,700	2,495
		12,549
Specialty Retail - 0.9%
AutoZone, Inc. (a)	18,400	2,566
Best Buy Co., Inc.	33,400	939
Fourlis Holdings SA	527,400	3,690
Gamestop Corp. Class A (a)	518,700	11,235
Genesco, Inc. (a)	30,700	519
H&M Hennes & Mauritz AB (B Shares)	24,500	984
Inditex SA	42,200	1,888
J. Crew Group, Inc. (a)	979,200	11,946
The Buckle, Inc.	161,800	3,530
TJX Companies, Inc.	1,635,600	33,644
Urban Outfitters, Inc. (a)	468,100	7,012
		77,953
Textiles, Apparel & Luxury Goods - 1.9%
China Hongxing Sports Ltd.	6,000,000	784
Coach, Inc. (a)	148,400	3,082
Deckers Outdoor Corp. (a)	42,700	3,410
Lululemon Athletica, Inc. (a)	13,800	109
NIKE, Inc. Class B	2,731,600	139,312
Warnaco Group, Inc. (a)	396,900	7,791
		154,488
TOTAL CONSUMER DISCRETIONARY		836,964
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 12.1%
Beverages - 3.0%
Boston Beer Co., Inc. Class A (a)	40,700	$ 1,156
Coca-Cola FEMSA SAB de CV sponsored ADR	98,600	4,290
Diageo PLC sponsored ADR	108,100	6,134
Fomento Economico Mexicano SAB de CV sponsored ADR	229,900	6,927
Hansen Natural Corp. (a)	53,900	1,807
PepsiCo, Inc.	1,286,200	70,445
Pernod Ricard SA	83,600	6,240
The Coca-Cola Co.	3,469,800	157,078
		254,077
Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	584,900	30,707
Koninklijke Ahold NV	70,800	877
Susser Holdings Corp. (a)	219,462	2,917
Tesco PLC	6,607,500	34,921
Wal-Mart Stores, Inc.	375,000	21,023
Walgreen Co.	268,800	6,631
William Morrison Supermarkets PLC	618,400	2,544
		99,620
Food Products - 3.1%
Cadbury PLC	1,593,900	14,295
Campbell Soup Co.	317,400	9,525
General Mills, Inc.	626,900	38,084
Groupe Danone	481,800	29,249
H.J. Heinz Co.	538,300	20,240
Kellogg Co.	564,900	24,771
Kraft Foods, Inc. Class A	1,340,100	35,982
Nestle SA (Reg.)	1,327,712	52,454
Ralcorp Holdings, Inc. (a)	165,100	9,642
Smart Balance, Inc. (a)(d)	884,000	6,011
TreeHouse Foods, Inc. (a)	467,993	12,748
Want Want China Holdings Ltd.	3,501,000	1,456
		254,457
Household Products - 4.3%
Colgate-Palmolive Co.	1,477,900	101,295
Procter & Gamble Co.	4,105,567	253,806
		355,101
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.2%
Avon Products, Inc.	71,400	$ 1,716
Estee Lauder Companies, Inc. Class A	353,200	10,935
		12,651
Tobacco - 0.3%
Philip Morris International, Inc.	658,000	28,630
TOTAL CONSUMER STAPLES		1,004,536
ENERGY - 7.4%
Energy Equipment & Services - 1.2%
Schlumberger Ltd. (NY Shares)	2,279,000	96,470
Smith International, Inc.	348,269	7,972
		104,442
Oil, Gas & Consumable Fuels - 6.2%
BG Group PLC sponsored ADR	76,600	5,450
Birchcliff Energy Ltd. (a)	733,200	3,043
Canadian Natural Resources Ltd.	714,900	28,644
Chesapeake Energy Corp.	936,099	15,137
ConocoPhillips	48,900	2,533
EnCana Corp.	2,134,400	99,922
EOG Resources, Inc.	864,800	57,578
Exxon Mobil Corp.	1,746,202	139,399
Govi High Power Exploration, Inc. (f)	2,750,000	5,500
GoviEx IP Holdings, Inc. (a)(f)	2,750,000	0
Hess Corp.	259,300	13,909
Noble Energy, Inc.	1,660,400	81,725
Occidental Petroleum Corp.	413,400	24,800
Petroleo Brasileiro SA - Petrobras sponsored ADR	866,700	21,225
Petroplus Holdings AG	446,642	9,008
Quicksilver Resources, Inc. (a)	136,400	760
Southwestern Energy Co. (a)	191,000	5,533
		514,166
TOTAL ENERGY		618,608
FINANCIALS - 13.6%
Capital Markets - 0.5%
Bank of New York Mellon Corp.	142,500	4,037
Charles Schwab Corp.	876,500	14,173
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.	266,700	$ 22,507
T. Rowe Price Group, Inc.	42,000	1,488
		42,205
Commercial Banks - 4.1%
Banco do Brasil SA	569,900	3,550
Banco Santander SA sponsored ADR (d)	367,000	3,483
Center Financial Corp., California	50,000	309
PNC Financial Services Group, Inc.	263,600	12,916
Standard Chartered PLC (United Kingdom)	1,215,844	15,791
U.S. Bancorp, Delaware	592,300	14,813
Wells Fargo & Co.	9,724,185	286,669
		337,531
Consumer Finance - 0.1%
American Express Co.	114,500	2,124
Promise Co. Ltd.	52,150	1,322
SLM Corp. (a)	89,600	797
		4,243
Diversified Financial Services - 2.7%
Citigroup, Inc.	4,121,700	27,657
JPMorgan Chase & Co.	6,235,519	196,606
		224,263
Insurance - 6.1%
ACE Ltd.	824,500	43,633
Admiral Group PLC	718,500	9,626
Arch Capital Group Ltd. (a)	210,000	14,721
Axis Capital Holdings Ltd.	238,400	6,942
Berkshire Hathaway, Inc. Class A (a)	3,116	301,006
Fairfax Financial Holdings Ltd.	44,900	14,392
The Chubb Corp.	1,391,000	70,941
The Travelers Companies, Inc.	550,200	24,869
W.R. Berkley Corp.	710,200	22,016
Willis Group Holdings Ltd.	96,200	2,393
		510,539
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	693,200	11,063
TOTAL FINANCIALS		1,129,844
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 19.6%
Biotechnology - 8.6%
Acorda Therapeutics, Inc. (a)	31,600	$ 648
Actelion Ltd. (Reg.) (a)	142,790	8,059
Alexion Pharmaceuticals, Inc. (a)	274,600	9,938
Amgen, Inc. (a)	534,000	30,839
Biogen Idec, Inc. (a)	190,200	9,059
BioMarin Pharmaceutical, Inc. (a)	78,900	1,404
Celgene Corp. (a)	819,600	45,307
Cephalon, Inc. (a)	163,800	12,619
Cougar Biotechnology, Inc. (a)(f)	622,500	16,185
CSL Ltd.	699,945	16,836
Cubist Pharmaceuticals, Inc. (a)	499,382	12,065
Genentech, Inc. (a)	4,016,100	332,982
Genmab AS (a)	46,400	1,810
Genzyme Corp. (a)	35,900	2,383
Gilead Sciences, Inc. (a)	3,590,400	183,613
GTx, Inc. (a)	191,009	3,217
Human Genome Sciences, Inc. (a)	59,800	127
MannKind Corp. (a)(d)	837,333	2,872
MannKind Corp. warrants 8/3/10 (a)(f)	29,881	20
Martek Biosciences	59,300	1,797
Medarex, Inc. (a)(d)	350,400	1,955
Myriad Genetics, Inc. (a)	292,700	19,394
Seattle Genetics, Inc. (a)	94,500	845
Targacept, Inc. (a)	841,800	2,997
		716,971
Health Care Equipment & Supplies - 3.4%
Alcon, Inc.	464,200	41,402
Baxter International, Inc.	480,600	25,755
Becton, Dickinson & Co.	627,500	42,915
C.R. Bard, Inc.	402,199	33,889
Covidien Ltd.	1,580,366	57,272
DENTSPLY International, Inc.	871,500	24,611
Edwards Lifesciences Corp. (a)	316,300	17,381
Gen-Probe, Inc. (a)	106,300	4,554
Mindray Medical International Ltd. sponsored ADR (d)	48,500	873
NuVasive, Inc. (a)	132,800	4,602
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	88,000	134
St. Jude Medical, Inc. (a)	115,600	3,810
Stryker Corp.	436,700	17,446
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Thoratec Corp. (a)	112,600	$ 3,658
Varian Medical Systems, Inc. (a)	142,300	4,986
Zoll Medical Corp. (a)	39,732	751
		284,039
Health Care Providers & Services - 0.7%
athenahealth, Inc. (a)	127,600	4,800
Genoptix, Inc. (a)	304,083	10,363
Henry Schein, Inc. (a)	71,500	2,623
Medco Health Solutions, Inc. (a)	1,050,000	44,006
		61,792
Life Sciences Tools & Services - 0.5%
Illumina, Inc. (a)	103,800	2,704
Medivation, Inc. (a)(d)	301,500	4,393
QIAGEN NV (a)	143,700	2,523
Sequenom, Inc. (a)(d)	116,500	2,311
Techne Corp.	155,700	10,046
Thermo Fisher Scientific, Inc. (a)	158,600	5,404
Waters Corp. (a)	386,200	14,154
		41,535
Pharmaceuticals - 6.4%
Abbott Laboratories	2,769,800	147,824
Aspen Pharmacare Holdings Ltd. (a)	246,300	884
AstraZeneca PLC:
(United Kingdom)	531,500	22,070
sponsored ADR (d)	60,600	2,486
Bayer AG	32,300	1,940
Bristol-Myers Squibb Co.	1,896,600	44,096
Endo Pharmaceuticals Holdings, Inc. (a)	910,200	23,556
Johnson & Johnson	3,041,300	181,961
Merck & Co., Inc.	716,000	21,766
Novartis AG sponsored ADR	172,400	8,579
Novo Nordisk AS Series B	274,800	14,244
Pfizer, Inc.	1,467,900	25,997
Pronova BioPharma ASA (a)	1,051,000	3,532
Roche Holding AG (participation certificate)	95,087	14,687
Schering-Plough Corp.	148,700	2,532
Shionogi & Co. Ltd.	34,000	877
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Teva Pharmaceutical Industries Ltd. sponsored ADR	224,500	$ 9,557
Vivus, Inc. (a)	633,510	3,370
		529,958
TOTAL HEALTH CARE		1,634,295
INDUSTRIALS - 4.5%
Aerospace & Defense - 0.5%
AeroVironment, Inc. (a)(d)	142,700	5,253
Axsys Technologies, Inc. (a)	53,382	2,929
Lockheed Martin Corp.	357,500	30,059
Teledyne Technologies, Inc. (a)	80,100	3,568
		41,809
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	1,237,672	68,109
Airlines - 0.2%
Allegiant Travel Co. (a)	69,100	3,356
Ryanair Holdings PLC sponsored ADR (a)	457,200	13,295
		16,651
Commercial Services & Supplies - 0.1%
Covanta Holding Corp. (a)	332,800	7,308
Fuel Tech, Inc. (a)	21,100	223
		7,531
Construction & Engineering - 0.5%
Jacobs Engineering Group, Inc. (a)	791,300	38,062
Electrical Equipment - 0.7%
Cooper Industries Ltd. Class A	1,524,245	44,554
Energy Conversion Devices, Inc. (a)(d)	425,500	10,727
First Solar, Inc. (a)	25,200	3,477
Sunpower Corp. Class B (a)	32,900	1,001
Vestas Wind Systems AS (a)	14,700	869
		60,628
Industrial Conglomerates - 0.0%
3M Co.	34,000	1,956
Machinery - 1.2%
Danaher Corp.	1,127,477	63,826
Kennametal, Inc.	147,400	3,271
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
PACCAR, Inc.	1,055,523	$ 30,188
SPX Corp.	136,600	5,539
		102,824
Professional Services - 0.2%
Dun & Bradstreet Corp.	23,400	1,806
FTI Consulting, Inc. (a)	83,800	3,744
Robert Half International, Inc.	216,100	4,499
Seek Ltd. (d)	1,000,000	2,265
		12,314
Road & Rail - 0.3%
Burlington Northern Santa Fe Corp.	158,300	11,985
Canadian National Railway Co.	298,900	11,001
		22,986
Trading Companies & Distributors - 0.0%
Fastenal Co. (d)	23,700	826
TOTAL INDUSTRIALS		373,696
INFORMATION TECHNOLOGY - 18.0%
Communications Equipment - 1.6%
BYD Electronic International Co. Ltd.	10,152,500	3,598
EchoStar Holding Corp. Class A (a)	45,300	674
QUALCOMM, Inc.	2,575,400	92,277
Research In Motion Ltd. (a)	931,400	37,796
		134,345
Computers & Peripherals - 4.0%
Apple, Inc. (a)	2,057,100	175,573
Dell, Inc. (a)	969,400	9,927
Hewlett-Packard Co.	3,397,400	123,292
International Business Machines Corp.	232,800	19,592
Logitech International SA (a)	177,400	2,764
		331,148
Electronic Equipment & Components - 1.3%
Amphenol Corp. Class A	1,273,640	30,542
BYD Co. Ltd. (H Shares)	1,863,500	3,070
FLIR Systems, Inc. (a)	1,594,700	48,925
Itron, Inc. (a)	14,600	931
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Mettler-Toledo International, Inc. (a)	396,900	$ 26,751
National Instruments Corp.	40,600	989
		111,208
Internet Software & Services - 4.0%
Baidu.com, Inc. sponsored ADR (a)	26,100	3,408
Constant Contact, Inc. (a)(d)	165,700	2,196
Google, Inc. Class A (sub. vtg.) (a)	909,032	279,664
NHN Corp. (a)	31,079	3,277
Open Text Corp. (a)	138,300	4,205
Sohu.com, Inc. (a)	451,500	21,374
Tencent Holdings Ltd.	1,166,000	7,576
VeriSign, Inc. (a)	371,700	7,092
		328,792
IT Services - 3.8%
Accenture Ltd. Class A	2,268,700	74,391
Automatic Data Processing, Inc.	41,500	1,633
Cognizant Technology Solutions Corp. Class A (a)	87,300	1,577
CyberSource Corp. (a)	237,400	2,846
Fiserv, Inc. (a)	24,900	906
Global Payments, Inc.	38,500	1,262
Hewitt Associates, Inc. Class A (a)	128,300	3,641
MasterCard, Inc. Class A	451,100	64,476
The Western Union Co.	1,450,300	20,797
Visa, Inc.	2,815,400	147,668
		319,197
Semiconductors & Semiconductor Equipment - 0.2%
Atheros Communications, Inc. (a)	28,983	415
Intel Corp.	38,550	565
International Rectifier Corp. (a)	54,700	738
Monolithic Power Systems, Inc. (a)	7,500	95
ON Semiconductor Corp. (a)	488,000	1,659
Samsung Electronics Co. Ltd.	30,354	11,037
Silicon Motion Technology Corp. sponsored ADR (a)(d)	168,600	386
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	311,114	2,458
Xilinx, Inc.	95,500	1,702
		19,055
Software - 3.1%
Activision Blizzard, Inc. (a)	5,662,000	48,920
Adobe Systems, Inc. (a)	1,847,506	39,333
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Ansys, Inc. (a)	81,700	$ 2,279
Autonomy Corp. PLC (a)	219,600	3,102
BMC Software, Inc. (a)	285,700	7,688
Concur Technologies, Inc. (a)(d)	440,200	14,447
GSE Systems, Inc. (a)(d)	500,000	2,950
McAfee, Inc. (a)	1,159,300	40,077
Nintendo Co. Ltd.	58,600	22,385
Oracle Corp. (a)	2,430,450	43,092
Quality Systems, Inc.	246,700	10,761
Salesforce.com, Inc. (a)	523,700	16,764
Solera Holdings, Inc. (a)	22,800	549
Ubisoft Entertainment SA (a)	293,200	5,780
		258,127
TOTAL INFORMATION TECHNOLOGY		1,501,872
MATERIALS - 5.0%
Chemicals - 1.3%
Ecolab, Inc.	560,100	19,688
Monsanto Co.	1,050,900	73,931
Praxair, Inc.	236,000	14,009
		107,628
Metals & Mining - 3.7%
Agnico-Eagle Mines Ltd.	91,100	4,700
Aquarius Platinum Ltd. (Australia)	1,348,614	3,641
B2Gold Corp.	1,014,500	384
B2Gold Corp. (e)	500,000	189
Barrick Gold Corp.	166,900	6,133
Eldorado Gold Corp. (a)	1,828,800	14,505
Franco-Nevada Corp.	996,300	17,425
Freeport-McMoRan Copper & Gold, Inc. Class B	47,300	1,156
Gerdau SA sponsored ADR	538,200	3,552
Goldcorp, Inc.	2,850,201	89,931
Ivanhoe Mines Ltd. (a)	2,121,400	5,701
Kinross Gold Corp.	2,358,376	43,613
Newcrest Mining Ltd.	1,748,571	42,454
Nucor Corp.	210,400	9,720
Randgold Resources Ltd. sponsored ADR	674,580	29,628
Red Back Mining, Inc. (a)	2,636,000	18,610
Red Back Mining, Inc. (a)(e)	98,900	698
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Royal Gold, Inc.	219,400	$ 10,797
Teck Cominco Ltd. Class B (sub. vtg.)	47,407	235
United States Steel Corp.	58,700	2,184
		305,256
TOTAL MATERIALS		412,884
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.1%
Nippon Telegraph & Telephone Corp.	1,384	7,760
Wireless Telecommunication Services - 0.3%
America Movil SAB de CV Series L sponsored ADR	297,200	9,210
Bharti Airtel Ltd. (a)	970,589	14,321
Idea Cellular Ltd. (a)	444,807	483
NTT DoCoMo, Inc.	1,329	2,614
Vodafone Group PLC sponsored ADR	43,300	885
		27,513
TOTAL TELECOMMUNICATION SERVICES		35,273
UTILITIES - 0.1%
Electric Utilities - 0.0%
FirstEnergy Corp.	42,000	2,040
Multi-Utilities - 0.1%
YTL Corp. Bhd	2,133,100	4,368
Water Utilities - 0.0%
YTL Power International BHD	3,555	2
TOTAL UTILITIES		6,410
TOTAL COMMON STOCKS (Cost $8,363,001)		7,554,382
Preferred Stocks - 0.3%

Convertible Preferred Stocks - 0.3%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Ning, Inc. Series D 8.00% (f)	541,260	2,127
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
HEALTH CARE - 0.2%
Biotechnology - 0.2%
Light Sciences Oncology, Inc. (a)(f)	463,700	$ 3,037
Light Sciences Oncology, Inc. Series B (f)	1,792,115	11,738
		14,775
Health Care Equipment & Supplies - 0.0%
superDimension Ltd. (a)(f)	91,600	1,374
Life Sciences Tools & Services - 0.0%
Fluidigm Corp. (f)	481,170	962
TOTAL HEALTH CARE		17,111
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.0%
Digg, Inc. Series C, 8.00% (f)	64,821	486
Software - 0.1%
Trion World Network, Inc. 8.00% (f)	602,295	3,307
TOTAL INFORMATION TECHNOLOGY		3,793
TOTAL CONVERTIBLE PREFERRED STOCKS		23,031
Nonconvertible Preferred Stocks - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Slide, Inc. Series D (a)(f)	809,262	1,003
TOTAL PREFERRED STOCKS (Cost $34,322)		24,034
Money Market Funds - 9.6%
	Shares	Value (000s)
Fidelity Cash Central Fund, 1.06% (b)	773,785,884	$ 773,786
Fidelity Securities Lending Cash Central Fund, 0.87% (b)(c)	29,806,174	29,806
TOTAL MONEY MARKET FUNDS (Cost $803,592)		803,592
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $9,200,915)		8,382,008
NET OTHER ASSETS - (0.6)%		(54,096)
NET ASSETS - 100%		$ 8,327,912
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $887,000 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $47,441,000 or 0.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Cougar Biotechnology, Inc.	5/3/07	$ 12,450
Digg, Inc. Series C, 8.00%	9/23/08	$ 683
Fluidigm Corp.	10/9/07	$ 1,925
Govi High Power Exploration, Inc.	9/28/07	$ 5,500
GoviEx IP Holdings, Inc.	7/28/08	$ 0
Light Sciences Oncology, Inc.	7/9/08	$ 3,881
Light Sciences Oncology, Inc. Series B	4/4/07	$ 15,000
Security	Acquisition Date	Acquisition Cost (000s)
MannKind Corp. warrants 8/3/10	8/3/05	$ 1
Ning, Inc. Series D 8.00%	3/19/08	$ 3,870
Slide, Inc. Series D	1/14/08	$ 3,693
superDimension Ltd.	2/27/08 - 5/22/08	$ 1,963
Security	Acquisition Date	Acquisition Cost (000s)
The Weinstein Co. III Holdings, LLC Class A-1	10/19/05	$ 2,267
Trion World Network, Inc. 8.00%	8/22/08	$ 3,307
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 27,183
Fidelity Securities Lending Cash Central Fund	2,281
Total	$ 29,464
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 8,382,008	$ 7,890,224	$ 423,810	$ 67,974
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 24,692
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(9,122)
Cost of Purchases	57,904
Proceeds of Sales	(5,500)
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 67,974

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	83.7%
Canada	4.9%
Bermuda	2.6%
Switzerland	2.1%
United Kingdom	1.8%
Netherlands Antilles	1.1%
Others (individually less than 1%)	3.8%
100.0%
Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $726,035,000 all of which will expire on December 31, 2016.
The fund intends to elect to defer to its fiscal year ending December 31, 2009 approximately $504,429,000 of losses recognized during the period November 1, 2008 to December 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2008

Assets
Investment in securities, at value (including securities loaned of $29,377) - See accompanying schedule: Unaffiliated issuers (cost $8,397,323)	$ 7,578,416
Fidelity Central Funds (cost $803,592)	803,592
Total Investments (cost $9,200,915)		$ 8,382,008
Cash		5
Receivable for investments sold		1,498
Receivable for fund shares sold		45,980
Dividends receivable		11,509
Distributions receivable from Fidelity Central Funds		887
Prepaid expenses		100
Other receivables		1,503
Total assets		8,443,490

Liabilities
Payable for investments purchased	$ 47,062
Payable for fund shares redeemed	29,886
Accrued management fee	4,212
Distribution fees payable	2,366
Other affiliated payables	2,050
Other payables and accrued expenses	196
Collateral on securities loaned, at value	29,806
Total liabilities		115,578

Net Assets		$ 8,327,912
Net Assets consist of:
Paid in capital		$ 10,508,753
Undistributed net investment income		2,772
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,364,717)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(818,896)
Net Assets		$ 8,327,912

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2008

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,613,579 ÷ 195,652 shares)	$ 13.36

Maximum offering price per share (100/94.25 of $13.36)	$ 14.18
Class T: Net Asset Value and redemption price per share ($1,253,668 ÷ 94,510 shares)	$ 13.26

Maximum offering price per share (100/96.50 of $13.26)	$ 13.74
Class B: Net Asset Value and offering price per share ($313,085 ÷ 24,317 shares)A	$ 12.88

Class C: Net Asset Value and offering price per share ($1,354,536 ÷ 104,858 shares)A	$ 12.92

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,793,044 ÷ 207,110 shares)	$ 13.49

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended December 31, 2008

Investment Income
Dividends		$ 103,107
Interest		43
Income from Fidelity Central Funds		29,464
Total income		132,614

Expenses
Management fee Basic fee	$ 54,617
Performance adjustment	1,843
Transfer agent fees	22,689
Distribution fees	37,792
Accounting and security lending fees	1,309
Custodian fees and expenses	541
Independent trustees' compensation	46
Registration fees	723
Audit	81
Legal	48
Miscellaneous	1,704
Total expenses before reductions	121,393
Expense reductions	(485)	120,908
Net investment income (loss)		11,706
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,354,587)
Foreign currency transactions	(2,417)
Total net realized gain (loss)		(1,357,004)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $26)	(3,202,552)
Assets and liabilities in foreign currencies	16
Total change in net unrealized appreciation (depreciation)		(3,202,536)
Net gain (loss)		(4,559,540)
Net increase (decrease) in net assets resulting from operations		$ (4,547,834)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2008	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,706	$ 18,038
Net realized gain (loss)	(1,357,004)	341,083
Change in net unrealized appreciation (depreciation)	(3,202,536)	1,132,777
Net increase (decrease) in net assets resulting from operations	(4,547,834)	1,491,898
Distributions to shareholders from net investment income	(4,517)	(17,144)
Distributions to shareholders from net realized gain	(56,382)	(168,267)
Total distributions	(60,899)	(185,411)
Share transactions - net increase (decrease)	3,443,380	610,558
Total increase (decrease) in net assets	(1,165,353)	1,917,045

Net Assets
Beginning of period	9,493,265	7,576,220
End of period (including undistributed net investment income of $2,772 and undistributed net investment income of $1,226, respectively)	$ 8,327,912	$ 9,493,265

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 21.65	$ 18.37	$ 16.65	$ 13.99	$ 11.79
Income from Investment Operations
Net investment income (loss) C	.05	.08	.06	.02	(.03)
Net realized and unrealized gain (loss)	(8.22)	3.65	1.78	2.64	2.24
Total from investment operations	(8.17)	3.73	1.84	2.66	2.21
Distributions from net investment income	- G	(.06)	(.03)	-	(.01)
Distributions from net realized gain	(.12)	(.39)	(.08)	-	-
Total distributions	(.12)	(.45)	(.12)H	-	(.01)
Net asset value, end of period	$ 13.36	$ 21.65	$ 18.37	$ 16.65	$ 13.99
Total ReturnA, B	(37.92)%	20.26%	11.06%	19.01%	18.76%
Ratios to Average Net AssetsD, F
Expenses before reductions	1.10%	1.09%	1.12%	1.17%	1.22%
Expenses net of fee waivers, if any	1.10%	1.09%	1.12%	1.17%	1.22%
Expenses net of all reductions	1.10%	1.08%	1.11%	1.13%	1.17%
Net investment income (loss)	.26%	.42%	.37%	.13%	(.26)%
Supplemental Data
Net assets, end of period (in millions)	$ 2,614	$ 2,630	$ 1,823	$ 1,019	$ 230
Portfolio turnover rateE	74%	57%	79%	65%	87%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H Total distributions of $.12 per share is comprised of distributions from net investment income of $.034 and distributions from net realized gain of $.083 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 21.56	$ 18.29	$ 16.57	$ 13.96	$ 11.78
Income from Investment Operations
Net investment income (loss) C	-H	.04	.03	(.01)	(.06)
Net realized and unrealized gain (loss)	(8.18)	3.62	1.77	2.62	2.25
Total from investment operations	(8.18)	3.66	1.80	2.61	2.19
Distributions from net investment income	-	-	-	-	(.01)
Distributions from net realized gain	(.12)	(.39)	(.08)	-	-
Total distributions	(.12)	(.39)	(.08)G	-	(.01)
Net asset value, end of period	$ 13.26	$ 21.56	$ 18.29	$ 16.57	$ 13.96
Total ReturnA, B	(38.13)%	20.00%	10.90%	18.70%	18.60%
Ratios to Average Net AssetsD, F
Expenses before reductions	1.34%	1.31%	1.32%	1.38%	1.43%
Expenses net of fee waivers, if any	1.34%	1.31%	1.32%	1.38%	1.43%
Expenses net of all reductions	1.34%	1.31%	1.31%	1.34%	1.39%
Net investment income (loss)	.02%	.19%	.17%	(.08)%	(.48)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,254	$ 2,185	$ 2,165	$ 1,393	$ 325
Portfolio turnover rateE	74%	57%	79%	65%	87%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.08 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.083 per share.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 21.04	$ 17.97	$ 16.35	$ 13.85	$ 11.76
Income from Investment Operations
Net investment income (loss)C	(.10)	(.08)	(.07)	(.10)	(.13)
Net realized and unrealized gain (loss)	(7.94)	3.54	1.74	2.60	2.23
Total from investment operations	(8.04)	3.46	1.67	2.50	2.10
Distributions from net investment income	-	-	-	-	(.01)
Distributions from net realized gain	(.12)	(.39)	(.05)	-	-
Total distributions	(.12)	(.39)	(.05)G	-	(.01)
Net asset value, end of period	$ 12.88	$ 21.04	$ 17.97	$ 16.35	$ 13.85
Total Return A, B	(38.41)%	19.24%	10.23%	18.05%	17.87%
Ratios to Average Net AssetsD, F
Expenses before reductions	1.91%	1.89%	1.93%	1.98%	2.02%
Expenses net of fee waivers, if any	1.91%	1.89%	1.93%	1.98%	2.02%
Expenses net of all reductions	1.91%	1.89%	1.92%	1.94%	1.97%
Net investment income (loss)	(.55)%	(.39)%	(.44)%	(.68)%	(1.06)%
Supplemental Data
Net assets, end of period (in millions)	$ 313	$ 489	$ 452	$ 339	$ 109
Portfolio turnover rateE	74%	57%	79%	65%	87%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.05 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.050 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 21.10	$ 18.00	$ 16.37	$ 13.86	$ 11.76
Income from Investment Operations
Net investment income (loss) C	(.09)	(.06)	(.06)	(.09)	(.12)
Net realized and unrealized gain (loss)	(7.97)	3.55	1.74	2.60	2.23
Total from investment operations	(8.06)	3.49	1.68	2.51	2.11
Distributions from net investment income	-	-	-	-	(.01)
Distributions from net realized gain	(.12)	(.39)	(.05)	-	-
Total distributions	(.12)	(.39)	(.05)G	-	(.01)
Net asset value, end of period	$ 12.92	$ 21.10	$ 18.00	$ 16.37	$ 13.86
Total ReturnA, B	(38.39)%	19.37%	10.28%	18.11%	17.95%
Ratios to Average Net AssetsD, F
Expenses before reductions	1.85%	1.82%	1.85%	1.89%	1.94%
Expenses net of fee waivers, if any	1.85%	1.82%	1.85%	1.89%	1.94%
Expenses net of all reductions	1.85%	1.82%	1.83%	1.85%	1.89%
Net investment income (loss)	(.49)%	(.32)%	(.35)%	(.59)%	(.98)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,355	$ 1,879	$ 1,596	$ 1,006	$ 246
Portfolio turnover rateE	74%	57%	79%	65%	87%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.05 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.050 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 21.84	$ 18.52	$ 16.78	$ 14.05	$ 11.79
Income from Investment Operations
Net investment income (loss)B	.09	.14	.12	.07	.01
Net realized and unrealized gain (loss)	(8.30)	3.67	1.79	2.66	2.26
Total from investment operations	(8.21)	3.81	1.91	2.73	2.27
Distributions from net investment income	(.02)	(.10)	(.09)	-	(.01)
Distributions from net realized gain	(.12)	(.39)	(.08)	-	-
Total distributions	(.14)	(.49)	(.17)F	-	(.01)
Net asset value, end of period	$ 13.49	$ 21.84	$ 18.52	$ 16.78	$ 14.05
Total Return A	(37.76)%	20.57%	11.40%	19.43%	19.27%
Ratios to Average Net AssetsC, E
Expenses before reductions	.86%	.81%	.83%	.84%	.86%
Expenses net of fee waivers, if any	.86%	.81%	.83%	.84%	.86%
Expenses net of all reductions	.85%	.81%	.82%	.79%	.82%
Net investment income (loss)	.50%	.69%	.66%	.47%	.10%
Supplemental Data
Net assets, end of period (in millions)	$ 2,793	$ 2,309	$ 1,540	$ 498	$ 120
Portfolio turnover rateD	74%	57%	79%	65%	87%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.17 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.083 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2008

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor New Insights Fund (the Fund) is a fund of Fidelity Contrafund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of December 31, 2008, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions of capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustee compensation, partnerships, passive foreign investment companies (PFIC), capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 533,456
Unrealized depreciation	(1,486,606)
Net unrealized appreciation (depreciation)	(953,150)
Undistributed ordinary income	2,785
Capital loss carryforward	(726,035)

Cost for federal income tax purposes	$ 9,335,158

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	December 31, 2008	December 31, 2007
Ordinary Income	$ 7,041	$ 17,144
Long-term Capital Gains	53,858	168,267
Total	$ 60,899	$ 185,411

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $10,372,040 and $6,479,781, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. The Fund's performance period began on October 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment took effect in September 2008. For the period, the total annual management fee rate was .58% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	.00%	.25%	$ 7,300	$ 411
Class T	.25%	.25%	8,841	-
Class B	.75%	.25%	4,216	3,166
Class C	.75%	.25%	17,435	3,814
			$ 37,792	$ 7,391

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,748
Class T	368
Class B*	807
Class C*	300
$ 3,223

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 6,706.23
Class T	3,910.22
Class B	1,223.29
Class C	4,001.23
Institutional Class	6,849.24
	$ 22,689

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $76 for the period.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $20 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $2,281.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $453 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $13. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 14
Institutional Class	5
$ 19

Annual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $36, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2008	2007
From net investment income
Class A	$ 5	$ 6,522
Institutional Class	4,512	10,622
Total	$ 4,517	$ 17,144

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

11. Distributions to Shareholders - continued

Years ended December 31,	2008	2007
From net realized gain
Class A	$ 15,552	$ 46,240
Class T	11,399	38,909
Class B	2,709	8,910
Class C	10,794	33,987
Institutional Class	15,928	40,221
Total	$ 56,382	$ 168,267

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2008	2007	2008	2007
Class A
Shares sold	119,010	41,083	$ 2,140,557	$ 854,701
Reinvestment of distributions	733	2,200	14,197	47,987
Shares redeemed	(45,547)	(21,029)	(756,171)	(422,867)
Net increase (decrease)	74,196	22,254	$ 1,398,583	$ 479,821
Class T
Shares sold	23,040	12,545	$ 407,661	$ 252,804
Reinvestment of distributions	555	1,686	10,694	36,596
Shares redeemed	(30,471)	(31,235)	(526,856)	(633,560)
Net increase (decrease)	(6,876)	(17,004)	$ (108,501)	$ (344,160)
Class B
Shares sold	6,574	2,077	$ 114,734	$ 41,743
Reinvestment of distributions	121	352	2,270	7,470
Shares redeemed	(5,630)	(4,354)	(93,597)	(84,616)
Net increase (decrease)	1,065	(1,925)	$ 23,407	$ (35,403)
Class C
Shares sold	39,154	11,087	$ 680,481	$ 226,470
Reinvestment of distributions	427	1,198	8,052	25,448
Shares redeemed	(23,763)	(11,884)	(381,933)	(231,726)
Net increase (decrease)	15,818	401	$ 306,600	$ 20,192
Institutional Class
Shares sold	157,886	40,372	$ 2,763,287	$ 849,560
Reinvestment of distributions	834	1,513	14,720	33,288
Shares redeemed	(57,341)	(19,329)	(954,716)	(392,740)
Net increase (decrease)	101,379	22,556	$ 1,823,291	$ 490,108

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Contrafund and the Shareholders of Fidelity Advisor New Insights Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor New Insights Fund (a fund of Fidelity Contrafund) at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor New Insights Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 23, 2009

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 222 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 380 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (60)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003), Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003), as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Currently, Mr. Dirks serves as a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (55)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Ned C. Lautenbach (64)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (64)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (64)

Year of Election or Appointment: 2005

Ms. Small is a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College and as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy. In addition, she served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (69)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, he is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (59)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (58)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Advisory Board Member and Executive Officers**:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (39)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Walter C. Donovan (46)

Year of Election or Appointment: 2007

Vice President of Fidelity's Equity Funds. Mr. Donovan also serves as President of FMR and FMR Co., Inc., and Executive Vice President of Fidelity Investments Money Management, Inc. (2007-present). Previously, Mr. Donovan served as Executive Vice President of FMR and FMR Co., Inc. (2005-2007) and Senior Vice President of FMR (2003-2005) and FMR Co., Inc. (2004-2005).

Bruce T. Herring (43)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Group Chief Investments Officer of FMR. Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds.

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

John B. McGinty, Jr. (46)

Year of Election or Appointment: 2008

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. McGinty is an employee of Fidelity Investments (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Kenneth A. Rathgeber (61)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present).

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Robert G. Byrnes (42)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

Class A, Class T, Class B, and Class C designate 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A, Class T, Class B, and Class C designate 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	39,846,222,733.67	95.475
Withheld	1,888,670,465.66	4.525
TOTAL	41,734,893,199.33	100.000
Dennis J. Dirks
Affirmative	39,979,631,301.91	95.794
Withheld	1,755,261,897.42	4.206
TOTAL	41,734,893,199.33	100.000
Edward C. Johnson 3d
Affirmative	39,780,037,081.16	95.316
Withheld	1,954,856,118.17	4.684
TOTAL	41,734,893,199.33	100.000
Alan J. Lacy
Affirmative	39,956,311,889.69	95.738
Withheld	1,778,581,309.64	4.262
TOTAL	41,734,893,199.33	100.000
Ned C. Lautenbach
Affirmative	39,953,914,015.23	95.733
Withheld	1,780,979,184.10	4.267
TOTAL	41,734,893,199.33	100.000
Joseph Mauriello
Affirmative	39,950,443,870.38	95.724
Withheld	1,784,449,328.95	4.276
TOTAL	41,734,893,199.33	100.000
Cornelia M. Small
Affirmative	39,962,184,213.65	95.752
Withheld	1,772,708,985.68	4.248
TOTAL	41,734,893,199.33	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	39,840,021,047.17	95.460
Withheld	1,894,872,152.16	4.540
TOTAL	41,734,893,199.33	100.000
David M. Thomas
Affirmative	39,964,931,571.22	95.759
Withheld	1,769,961,628.11	4.241
TOTAL	41,734,893,199.33	100.000
Michael E. Wiley
Affirmative	39,953,080,715.70	95.731
Withheld	1,781,812,483.63	4.269
TOTAL	41,734,893,199.33	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	27,037,561,266.55	64.784
Against	7,285,785,439.60	17.457
Abstain	1,777,270,912.26	4.259
Broker Non-Votes	5,634,275,580.92	13.500
TOTAL	41,734,893,199.33	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor New Insights Fund

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (Japan) Inc. and Fidelity Management & Research (Hong Kong) Limited, as well as amendments to the fund's agreement with Fidelity Management & Research (U.K.) Inc.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board further considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a custom peer group of mutual funds deemed appropriate by the Board over multiple periods. Because the fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2007, the cumulative total returns of Institutional Class (Class I) and Class B of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a custom peer group of mutual funds defined by FMR based on categories assigned by Morningstar, Inc. The returns of Institutional Class (Class I) and Class B show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's custom peer group, defined by FMR, is a peer group that FMR believes provides a more meaningful performance comparison than the peer group assigned by Morningstar, Inc., which assigns mutual funds to categories based on their investment styles as measured by their underlying portfolio holdings.

Annual Report

Advisor New Insights Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Institutional Class (Class I) of the fund was in the first quartile for all the periods shown. The Board also stated that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how the fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Advisor New Insights Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Furthermore, the Board considered that, on September 19, 2007, shareholders approved an amended management contract for the fund that will add a performance adjustment component to the management fee paid by the fund (that is, the fund's management fee will be subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index). The performance period for the fund commenced on October 1, 2007. Starting with the twelfth month, the performance adjustment takes effect.

Annual Report

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class B, Class C, and Institutional Class ranked below its competitive median for 2007, and the total expenses of Class T ranked above its competitive median for 2007. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures and rationale for recommending different fees among categories of funds; and (vi) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

ANIF-UANN-0209
1.796408.105

(Fidelity Investment logo)(registered trademark)

Fidelity® Advisor
New Insights
Fund - Institutional Class

Annual Report

December 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

An all-out credit crisis gripped the world's capital markets in 2008, stunting economic growth, toppling commodity prices and pushing equity markets into their steepest declines in decades. Within this ultra-risk-averse climate, virtually the only positive results came from the relative security of U.S. government-backed assets. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2008	Past 1 year	Past 5 years	Life of fund A
Institutional Class	-37.76%	3.55%	6.53%

A From July 31, 2003.

$10,000 Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor New Insights Fund - Institutional Class on July 31, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index (S&P 500®) performed over the same period.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Management's Discussion of Fund Performance

Comments from William Danoff, Portfolio Manager of Fidelity® Advisor New Insights Fund

The U.S. equity markets collapsed during the 12 months ending December 31, 2008. As home values fell and credit availability decreased, consumers tightened their purse strings in anticipation of a recession. The Standard & Poor's 500SM Index slid 37.00%. All 10 sectors in the S&P 500® turned in negative performance, led by financials, which dropped more than 55%. Beginning in September, the U.S. economy spiraled downward, as several large financial institutions went bankrupt, were forced into acquisitions or were taken over by the federal government. The Federal Reserve Board facilitated many of these and other transactions, and also lowered the federal funds target rate seven times over the year, leaving it at 0.00% to 0.25% at period end. The stock market continued to perform erratically, however, as unemployment levels rose, energy prices dropped and U.S. automakers signaled extreme distress. The Dow Jones Industrial AverageSM declined 31.93% for the 12-month period, while the technology-heavy NASDAQ Composite® Index dropped 40.03%. By comparison, the MSCI® EAFE® Index (Europe, Australasia, Far East) - a measure of developed markets outside the U.S. and Canada - tumbled 43.28%.

Within the past year's difficult market environment, Advisor New Insights' Institutional Class shares fell 37.76%, roughly in line with the S&P 500 index. The fund's stakes in several economically sensitive information technology stocks, together with not owning enough of some of the more stable performers in the energy sector, were costly to its performance versus the index. Unrewarding picks in the retailing and capital goods groups also hurt, as did an underweighting in the defensively oriented consumer staples sector. Among the biggest detractors were such technology names as Internet search leader Google; consumer electronics giant Apple; and Canada-based Research In Motion, an out-of-index maker of wireless communications devices. Underweightings in integrated oil company Exxon Mobil and mega-retailer Wal-Mart also hurt, as did not owning Chevron, another large integrated oil firm in the index. Currency fluctuations against a strengthening dollar also hurt results for our non-U.S. holdings. On the upside, the fund's biggest contributor to relative performance was biotechnology leader Genentech, whose stock price rose during the period, in part because of a takeover bid for the firm. Underweighting such toxic financial names as American International Group (AIG) and Citigroup also helped, as did a significant underweighting in index heavyweight General Electric (GE), whose troubled financing unit dragged down investor confidence in the stock. Neither AIG nor GE was held at period end. A moderate cash position was beneficial as well.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2008 to December 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Expenses Paid During Period* July 1, 2008 to December 31, 2008
Class A	1.13%
Actual		$ 1,000.00	$ 676.10	$ 4.76
Hypothetical A		$ 1,000.00	$ 1,019.46	$ 5.74
Class T	1.38%
Actual		$ 1,000.00	$ 674.80	$ 5.81
Hypothetical A		$ 1,000.00	$ 1,018.20	$ 7.00
Class B	1.93%
Actual		$ 1,000.00	$ 673.60	$ 8.12
Hypothetical A		$ 1,000.00	$ 1,015.43	$ 9.78
Class C	1.88%
Actual		$ 1,000.00	$ 673.60	$ 7.91
Hypothetical A		$ 1,000.00	$ 1,015.69	$ 9.53
Institutional Class	.89%
Actual		$ 1,000.00	$ 677.00	$ 3.75
Hypothetical A		$ 1,000.00	$ 1,020.66	$ 4.52

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Genentech, Inc.	4.0	1.9
Berkshire Hathaway, Inc. Class A	3.6	2.9
Wells Fargo & Co.	3.4	0.6
Google, Inc. Class A (sub. vtg.)	3.4	3.4
Procter & Gamble Co.	3.1	1.5
JPMorgan Chase & Co.	2.4	0.5
Gilead Sciences, Inc.	2.2	1.2
Johnson & Johnson	2.2	0.5
McDonald's Corp.	2.2	0.9
Apple, Inc.	2.1	3.2
	28.6
Top Five Market Sectors as of December 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	19.8	8.9
Information Technology	18.1	21.9
Financials	13.6	8.2
Consumer Staples	12.1	6.4
Consumer Discretionary	10.0	6.9
Asset Allocation (% of fund's net assets)
As of December 31, 2008*		As of June 30, 2008**
	Stocks 90.7%		Stocks 92.4%
	Convertible Securities 0.3%		Convertible Securities 0.2%
	Short-Term Investments and Net Other Assets 9.0%		Short-Term Investments and Net Other Assets 7.4%
* Foreign investments	16.3%	** Foreign investments	26.0%

Annual Report

Investments December 31, 2008

Showing Percentage of Net Assets

Common Stocks - 90.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.0%
Automobiles - 0.1%
Ford Motor Co. (a)(d)	788,200	$ 1,805
Honda Motor Co. Ltd. sponsored ADR	173,300	3,698
Toyota Motor Corp.	218,900	7,230
		12,733
Distributors - 0.0%
LKQ Corp. (a)	210,900	2,459
Diversified Consumer Services - 0.3%
Apollo Group, Inc. Class A (non-vtg.) (a)	1,900	146
K12, Inc.	15,686	294
Strayer Education, Inc.	107,080	22,959
		23,399
Hotels, Restaurants & Leisure - 3.3%
Ajisen (China) Holdings Ltd.	90,000	42
Cafe de Coral Holdings Ltd.	1,222,000	2,479
Chipotle Mexican Grill, Inc.:
Class A (a)	245,600	15,222
Class B (a)	26,228	1,503
Las Vegas Sands Corp. unit (a)	280,000	28,980
McDonald's Corp.	2,887,227	179,557
Sodexo SA	139,600	7,795
Starbucks Corp. (a)	159,000	1,504
Tim Hortons, Inc.	1,211,400	34,937
Yum! Brands, Inc.	106,400	3,352
		275,371
Household Durables - 0.3%
Centex Corp.	76,400	813
D.R. Horton, Inc.	304,200	2,151
Gafisa SA sponsored ADR (d)	460,700	4,266
Snap-On, Inc.	400,700	15,780
		23,010
Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (a)	493,600	25,312
Media - 2.8%
Central European Media Enterprises Ltd. Class A (a)	153,400	3,332
Comcast Corp. Class A	103,900	1,754
Discovery Communications, Inc. (a)	769,500	10,896
Interpublic Group of Companies, Inc. (a)	2,562,635	10,148
Liberty Global, Inc. Class A (a)	187,000	2,977
Liberty Media Corp. - Entertainment Class A (a)	1,022,000	17,865
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Marvel Entertainment, Inc. (a)	68,000	$ 2,091
Pearson PLC	172,500	1,650
Scripps Networks Interactive, Inc. Class A	646,400	14,221
The DIRECTV Group, Inc. (a)	1,087,800	24,921
The Walt Disney Co.	6,046,200	137,188
The Weinstein Co. III Holdings, LLC Class A-1 (f)	2,267	1,700
Viacom, Inc. Class B (non-vtg.) (a)	49,700	947
		229,690
Multiline Retail - 0.1%
99 Cents Only Stores (a)	4,300	47
Dollar Tree, Inc. (a)	239,400	10,007
Family Dollar Stores, Inc.	95,700	2,495
		12,549
Specialty Retail - 0.9%
AutoZone, Inc. (a)	18,400	2,566
Best Buy Co., Inc.	33,400	939
Fourlis Holdings SA	527,400	3,690
Gamestop Corp. Class A (a)	518,700	11,235
Genesco, Inc. (a)	30,700	519
H&M Hennes & Mauritz AB (B Shares)	24,500	984
Inditex SA	42,200	1,888
J. Crew Group, Inc. (a)	979,200	11,946
The Buckle, Inc.	161,800	3,530
TJX Companies, Inc.	1,635,600	33,644
Urban Outfitters, Inc. (a)	468,100	7,012
		77,953
Textiles, Apparel & Luxury Goods - 1.9%
China Hongxing Sports Ltd.	6,000,000	784
Coach, Inc. (a)	148,400	3,082
Deckers Outdoor Corp. (a)	42,700	3,410
Lululemon Athletica, Inc. (a)	13,800	109
NIKE, Inc. Class B	2,731,600	139,312
Warnaco Group, Inc. (a)	396,900	7,791
		154,488
TOTAL CONSUMER DISCRETIONARY		836,964
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 12.1%
Beverages - 3.0%
Boston Beer Co., Inc. Class A (a)	40,700	$ 1,156
Coca-Cola FEMSA SAB de CV sponsored ADR	98,600	4,290
Diageo PLC sponsored ADR	108,100	6,134
Fomento Economico Mexicano SAB de CV sponsored ADR	229,900	6,927
Hansen Natural Corp. (a)	53,900	1,807
PepsiCo, Inc.	1,286,200	70,445
Pernod Ricard SA	83,600	6,240
The Coca-Cola Co.	3,469,800	157,078
		254,077
Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	584,900	30,707
Koninklijke Ahold NV	70,800	877
Susser Holdings Corp. (a)	219,462	2,917
Tesco PLC	6,607,500	34,921
Wal-Mart Stores, Inc.	375,000	21,023
Walgreen Co.	268,800	6,631
William Morrison Supermarkets PLC	618,400	2,544
		99,620
Food Products - 3.1%
Cadbury PLC	1,593,900	14,295
Campbell Soup Co.	317,400	9,525
General Mills, Inc.	626,900	38,084
Groupe Danone	481,800	29,249
H.J. Heinz Co.	538,300	20,240
Kellogg Co.	564,900	24,771
Kraft Foods, Inc. Class A	1,340,100	35,982
Nestle SA (Reg.)	1,327,712	52,454
Ralcorp Holdings, Inc. (a)	165,100	9,642
Smart Balance, Inc. (a)(d)	884,000	6,011
TreeHouse Foods, Inc. (a)	467,993	12,748
Want Want China Holdings Ltd.	3,501,000	1,456
		254,457
Household Products - 4.3%
Colgate-Palmolive Co.	1,477,900	101,295
Procter & Gamble Co.	4,105,567	253,806
		355,101
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.2%
Avon Products, Inc.	71,400	$ 1,716
Estee Lauder Companies, Inc. Class A	353,200	10,935
		12,651
Tobacco - 0.3%
Philip Morris International, Inc.	658,000	28,630
TOTAL CONSUMER STAPLES		1,004,536
ENERGY - 7.4%
Energy Equipment & Services - 1.2%
Schlumberger Ltd. (NY Shares)	2,279,000	96,470
Smith International, Inc.	348,269	7,972
		104,442
Oil, Gas & Consumable Fuels - 6.2%
BG Group PLC sponsored ADR	76,600	5,450
Birchcliff Energy Ltd. (a)	733,200	3,043
Canadian Natural Resources Ltd.	714,900	28,644
Chesapeake Energy Corp.	936,099	15,137
ConocoPhillips	48,900	2,533
EnCana Corp.	2,134,400	99,922
EOG Resources, Inc.	864,800	57,578
Exxon Mobil Corp.	1,746,202	139,399
Govi High Power Exploration, Inc. (f)	2,750,000	5,500
GoviEx IP Holdings, Inc. (a)(f)	2,750,000	0
Hess Corp.	259,300	13,909
Noble Energy, Inc.	1,660,400	81,725
Occidental Petroleum Corp.	413,400	24,800
Petroleo Brasileiro SA - Petrobras sponsored ADR	866,700	21,225
Petroplus Holdings AG	446,642	9,008
Quicksilver Resources, Inc. (a)	136,400	760
Southwestern Energy Co. (a)	191,000	5,533
		514,166
TOTAL ENERGY		618,608
FINANCIALS - 13.6%
Capital Markets - 0.5%
Bank of New York Mellon Corp.	142,500	4,037
Charles Schwab Corp.	876,500	14,173
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.	266,700	$ 22,507
T. Rowe Price Group, Inc.	42,000	1,488
		42,205
Commercial Banks - 4.1%
Banco do Brasil SA	569,900	3,550
Banco Santander SA sponsored ADR (d)	367,000	3,483
Center Financial Corp., California	50,000	309
PNC Financial Services Group, Inc.	263,600	12,916
Standard Chartered PLC (United Kingdom)	1,215,844	15,791
U.S. Bancorp, Delaware	592,300	14,813
Wells Fargo & Co.	9,724,185	286,669
		337,531
Consumer Finance - 0.1%
American Express Co.	114,500	2,124
Promise Co. Ltd.	52,150	1,322
SLM Corp. (a)	89,600	797
		4,243
Diversified Financial Services - 2.7%
Citigroup, Inc.	4,121,700	27,657
JPMorgan Chase & Co.	6,235,519	196,606
		224,263
Insurance - 6.1%
ACE Ltd.	824,500	43,633
Admiral Group PLC	718,500	9,626
Arch Capital Group Ltd. (a)	210,000	14,721
Axis Capital Holdings Ltd.	238,400	6,942
Berkshire Hathaway, Inc. Class A (a)	3,116	301,006
Fairfax Financial Holdings Ltd.	44,900	14,392
The Chubb Corp.	1,391,000	70,941
The Travelers Companies, Inc.	550,200	24,869
W.R. Berkley Corp.	710,200	22,016
Willis Group Holdings Ltd.	96,200	2,393
		510,539
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	693,200	11,063
TOTAL FINANCIALS		1,129,844
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 19.6%
Biotechnology - 8.6%
Acorda Therapeutics, Inc. (a)	31,600	$ 648
Actelion Ltd. (Reg.) (a)	142,790	8,059
Alexion Pharmaceuticals, Inc. (a)	274,600	9,938
Amgen, Inc. (a)	534,000	30,839
Biogen Idec, Inc. (a)	190,200	9,059
BioMarin Pharmaceutical, Inc. (a)	78,900	1,404
Celgene Corp. (a)	819,600	45,307
Cephalon, Inc. (a)	163,800	12,619
Cougar Biotechnology, Inc. (a)(f)	622,500	16,185
CSL Ltd.	699,945	16,836
Cubist Pharmaceuticals, Inc. (a)	499,382	12,065
Genentech, Inc. (a)	4,016,100	332,982
Genmab AS (a)	46,400	1,810
Genzyme Corp. (a)	35,900	2,383
Gilead Sciences, Inc. (a)	3,590,400	183,613
GTx, Inc. (a)	191,009	3,217
Human Genome Sciences, Inc. (a)	59,800	127
MannKind Corp. (a)(d)	837,333	2,872
MannKind Corp. warrants 8/3/10 (a)(f)	29,881	20
Martek Biosciences	59,300	1,797
Medarex, Inc. (a)(d)	350,400	1,955
Myriad Genetics, Inc. (a)	292,700	19,394
Seattle Genetics, Inc. (a)	94,500	845
Targacept, Inc. (a)	841,800	2,997
		716,971
Health Care Equipment & Supplies - 3.4%
Alcon, Inc.	464,200	41,402
Baxter International, Inc.	480,600	25,755
Becton, Dickinson & Co.	627,500	42,915
C.R. Bard, Inc.	402,199	33,889
Covidien Ltd.	1,580,366	57,272
DENTSPLY International, Inc.	871,500	24,611
Edwards Lifesciences Corp. (a)	316,300	17,381
Gen-Probe, Inc. (a)	106,300	4,554
Mindray Medical International Ltd. sponsored ADR (d)	48,500	873
NuVasive, Inc. (a)	132,800	4,602
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	88,000	134
St. Jude Medical, Inc. (a)	115,600	3,810
Stryker Corp.	436,700	17,446
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Thoratec Corp. (a)	112,600	$ 3,658
Varian Medical Systems, Inc. (a)	142,300	4,986
Zoll Medical Corp. (a)	39,732	751
		284,039
Health Care Providers & Services - 0.7%
athenahealth, Inc. (a)	127,600	4,800
Genoptix, Inc. (a)	304,083	10,363
Henry Schein, Inc. (a)	71,500	2,623
Medco Health Solutions, Inc. (a)	1,050,000	44,006
		61,792
Life Sciences Tools & Services - 0.5%
Illumina, Inc. (a)	103,800	2,704
Medivation, Inc. (a)(d)	301,500	4,393
QIAGEN NV (a)	143,700	2,523
Sequenom, Inc. (a)(d)	116,500	2,311
Techne Corp.	155,700	10,046
Thermo Fisher Scientific, Inc. (a)	158,600	5,404
Waters Corp. (a)	386,200	14,154
		41,535
Pharmaceuticals - 6.4%
Abbott Laboratories	2,769,800	147,824
Aspen Pharmacare Holdings Ltd. (a)	246,300	884
AstraZeneca PLC:
(United Kingdom)	531,500	22,070
sponsored ADR (d)	60,600	2,486
Bayer AG	32,300	1,940
Bristol-Myers Squibb Co.	1,896,600	44,096
Endo Pharmaceuticals Holdings, Inc. (a)	910,200	23,556
Johnson & Johnson	3,041,300	181,961
Merck & Co., Inc.	716,000	21,766
Novartis AG sponsored ADR	172,400	8,579
Novo Nordisk AS Series B	274,800	14,244
Pfizer, Inc.	1,467,900	25,997
Pronova BioPharma ASA (a)	1,051,000	3,532
Roche Holding AG (participation certificate)	95,087	14,687
Schering-Plough Corp.	148,700	2,532
Shionogi & Co. Ltd.	34,000	877
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Teva Pharmaceutical Industries Ltd. sponsored ADR	224,500	$ 9,557
Vivus, Inc. (a)	633,510	3,370
		529,958
TOTAL HEALTH CARE		1,634,295
INDUSTRIALS - 4.5%
Aerospace & Defense - 0.5%
AeroVironment, Inc. (a)(d)	142,700	5,253
Axsys Technologies, Inc. (a)	53,382	2,929
Lockheed Martin Corp.	357,500	30,059
Teledyne Technologies, Inc. (a)	80,100	3,568
		41,809
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	1,237,672	68,109
Airlines - 0.2%
Allegiant Travel Co. (a)	69,100	3,356
Ryanair Holdings PLC sponsored ADR (a)	457,200	13,295
		16,651
Commercial Services & Supplies - 0.1%
Covanta Holding Corp. (a)	332,800	7,308
Fuel Tech, Inc. (a)	21,100	223
		7,531
Construction & Engineering - 0.5%
Jacobs Engineering Group, Inc. (a)	791,300	38,062
Electrical Equipment - 0.7%
Cooper Industries Ltd. Class A	1,524,245	44,554
Energy Conversion Devices, Inc. (a)(d)	425,500	10,727
First Solar, Inc. (a)	25,200	3,477
Sunpower Corp. Class B (a)	32,900	1,001
Vestas Wind Systems AS (a)	14,700	869
		60,628
Industrial Conglomerates - 0.0%
3M Co.	34,000	1,956
Machinery - 1.2%
Danaher Corp.	1,127,477	63,826
Kennametal, Inc.	147,400	3,271
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
PACCAR, Inc.	1,055,523	$ 30,188
SPX Corp.	136,600	5,539
		102,824
Professional Services - 0.2%
Dun & Bradstreet Corp.	23,400	1,806
FTI Consulting, Inc. (a)	83,800	3,744
Robert Half International, Inc.	216,100	4,499
Seek Ltd. (d)	1,000,000	2,265
		12,314
Road & Rail - 0.3%
Burlington Northern Santa Fe Corp.	158,300	11,985
Canadian National Railway Co.	298,900	11,001
		22,986
Trading Companies & Distributors - 0.0%
Fastenal Co. (d)	23,700	826
TOTAL INDUSTRIALS		373,696
INFORMATION TECHNOLOGY - 18.0%
Communications Equipment - 1.6%
BYD Electronic International Co. Ltd.	10,152,500	3,598
EchoStar Holding Corp. Class A (a)	45,300	674
QUALCOMM, Inc.	2,575,400	92,277
Research In Motion Ltd. (a)	931,400	37,796
		134,345
Computers & Peripherals - 4.0%
Apple, Inc. (a)	2,057,100	175,573
Dell, Inc. (a)	969,400	9,927
Hewlett-Packard Co.	3,397,400	123,292
International Business Machines Corp.	232,800	19,592
Logitech International SA (a)	177,400	2,764
		331,148
Electronic Equipment & Components - 1.3%
Amphenol Corp. Class A	1,273,640	30,542
BYD Co. Ltd. (H Shares)	1,863,500	3,070
FLIR Systems, Inc. (a)	1,594,700	48,925
Itron, Inc. (a)	14,600	931
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Mettler-Toledo International, Inc. (a)	396,900	$ 26,751
National Instruments Corp.	40,600	989
		111,208
Internet Software & Services - 4.0%
Baidu.com, Inc. sponsored ADR (a)	26,100	3,408
Constant Contact, Inc. (a)(d)	165,700	2,196
Google, Inc. Class A (sub. vtg.) (a)	909,032	279,664
NHN Corp. (a)	31,079	3,277
Open Text Corp. (a)	138,300	4,205
Sohu.com, Inc. (a)	451,500	21,374
Tencent Holdings Ltd.	1,166,000	7,576
VeriSign, Inc. (a)	371,700	7,092
		328,792
IT Services - 3.8%
Accenture Ltd. Class A	2,268,700	74,391
Automatic Data Processing, Inc.	41,500	1,633
Cognizant Technology Solutions Corp. Class A (a)	87,300	1,577
CyberSource Corp. (a)	237,400	2,846
Fiserv, Inc. (a)	24,900	906
Global Payments, Inc.	38,500	1,262
Hewitt Associates, Inc. Class A (a)	128,300	3,641
MasterCard, Inc. Class A	451,100	64,476
The Western Union Co.	1,450,300	20,797
Visa, Inc.	2,815,400	147,668
		319,197
Semiconductors & Semiconductor Equipment - 0.2%
Atheros Communications, Inc. (a)	28,983	415
Intel Corp.	38,550	565
International Rectifier Corp. (a)	54,700	738
Monolithic Power Systems, Inc. (a)	7,500	95
ON Semiconductor Corp. (a)	488,000	1,659
Samsung Electronics Co. Ltd.	30,354	11,037
Silicon Motion Technology Corp. sponsored ADR (a)(d)	168,600	386
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	311,114	2,458
Xilinx, Inc.	95,500	1,702
		19,055
Software - 3.1%
Activision Blizzard, Inc. (a)	5,662,000	48,920
Adobe Systems, Inc. (a)	1,847,506	39,333
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Ansys, Inc. (a)	81,700	$ 2,279
Autonomy Corp. PLC (a)	219,600	3,102
BMC Software, Inc. (a)	285,700	7,688
Concur Technologies, Inc. (a)(d)	440,200	14,447
GSE Systems, Inc. (a)(d)	500,000	2,950
McAfee, Inc. (a)	1,159,300	40,077
Nintendo Co. Ltd.	58,600	22,385
Oracle Corp. (a)	2,430,450	43,092
Quality Systems, Inc.	246,700	10,761
Salesforce.com, Inc. (a)	523,700	16,764
Solera Holdings, Inc. (a)	22,800	549
Ubisoft Entertainment SA (a)	293,200	5,780
		258,127
TOTAL INFORMATION TECHNOLOGY		1,501,872
MATERIALS - 5.0%
Chemicals - 1.3%
Ecolab, Inc.	560,100	19,688
Monsanto Co.	1,050,900	73,931
Praxair, Inc.	236,000	14,009
		107,628
Metals & Mining - 3.7%
Agnico-Eagle Mines Ltd.	91,100	4,700
Aquarius Platinum Ltd. (Australia)	1,348,614	3,641
B2Gold Corp.	1,014,500	384
B2Gold Corp. (e)	500,000	189
Barrick Gold Corp.	166,900	6,133
Eldorado Gold Corp. (a)	1,828,800	14,505
Franco-Nevada Corp.	996,300	17,425
Freeport-McMoRan Copper & Gold, Inc. Class B	47,300	1,156
Gerdau SA sponsored ADR	538,200	3,552
Goldcorp, Inc.	2,850,201	89,931
Ivanhoe Mines Ltd. (a)	2,121,400	5,701
Kinross Gold Corp.	2,358,376	43,613
Newcrest Mining Ltd.	1,748,571	42,454
Nucor Corp.	210,400	9,720
Randgold Resources Ltd. sponsored ADR	674,580	29,628
Red Back Mining, Inc. (a)	2,636,000	18,610
Red Back Mining, Inc. (a)(e)	98,900	698
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Royal Gold, Inc.	219,400	$ 10,797
Teck Cominco Ltd. Class B (sub. vtg.)	47,407	235
United States Steel Corp.	58,700	2,184
		305,256
TOTAL MATERIALS		412,884
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.1%
Nippon Telegraph & Telephone Corp.	1,384	7,760
Wireless Telecommunication Services - 0.3%
America Movil SAB de CV Series L sponsored ADR	297,200	9,210
Bharti Airtel Ltd. (a)	970,589	14,321
Idea Cellular Ltd. (a)	444,807	483
NTT DoCoMo, Inc.	1,329	2,614
Vodafone Group PLC sponsored ADR	43,300	885
		27,513
TOTAL TELECOMMUNICATION SERVICES		35,273
UTILITIES - 0.1%
Electric Utilities - 0.0%
FirstEnergy Corp.	42,000	2,040
Multi-Utilities - 0.1%
YTL Corp. Bhd	2,133,100	4,368
Water Utilities - 0.0%
YTL Power International BHD	3,555	2
TOTAL UTILITIES		6,410
TOTAL COMMON STOCKS (Cost $8,363,001)		7,554,382
Preferred Stocks - 0.3%

Convertible Preferred Stocks - 0.3%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Ning, Inc. Series D 8.00% (f)	541,260	2,127
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
HEALTH CARE - 0.2%
Biotechnology - 0.2%
Light Sciences Oncology, Inc. (a)(f)	463,700	$ 3,037
Light Sciences Oncology, Inc. Series B (f)	1,792,115	11,738
		14,775
Health Care Equipment & Supplies - 0.0%
superDimension Ltd. (a)(f)	91,600	1,374
Life Sciences Tools & Services - 0.0%
Fluidigm Corp. (f)	481,170	962
TOTAL HEALTH CARE		17,111
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.0%
Digg, Inc. Series C, 8.00% (f)	64,821	486
Software - 0.1%
Trion World Network, Inc. 8.00% (f)	602,295	3,307
TOTAL INFORMATION TECHNOLOGY		3,793
TOTAL CONVERTIBLE PREFERRED STOCKS		23,031
Nonconvertible Preferred Stocks - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Slide, Inc. Series D (a)(f)	809,262	1,003
TOTAL PREFERRED STOCKS (Cost $34,322)		24,034
Money Market Funds - 9.6%
	Shares	Value (000s)
Fidelity Cash Central Fund, 1.06% (b)	773,785,884	$ 773,786
Fidelity Securities Lending Cash Central Fund, 0.87% (b)(c)	29,806,174	29,806
TOTAL MONEY MARKET FUNDS (Cost $803,592)		803,592
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $9,200,915)		8,382,008
NET OTHER ASSETS - (0.6)%		(54,096)
NET ASSETS - 100%		$ 8,327,912
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $887,000 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $47,441,000 or 0.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Cougar Biotechnology, Inc.	5/3/07	$ 12,450
Digg, Inc. Series C, 8.00%	9/23/08	$ 683
Fluidigm Corp.	10/9/07	$ 1,925
Govi High Power Exploration, Inc.	9/28/07	$ 5,500
GoviEx IP Holdings, Inc.	7/28/08	$ 0
Light Sciences Oncology, Inc.	7/9/08	$ 3,881
Light Sciences Oncology, Inc. Series B	4/4/07	$ 15,000
Security	Acquisition Date	Acquisition Cost (000s)
MannKind Corp. warrants 8/3/10	8/3/05	$ 1
Ning, Inc. Series D 8.00%	3/19/08	$ 3,870
Slide, Inc. Series D	1/14/08	$ 3,693
superDimension Ltd.	2/27/08 - 5/22/08	$ 1,963
Security	Acquisition Date	Acquisition Cost (000s)
The Weinstein Co. III Holdings, LLC Class A-1	10/19/05	$ 2,267
Trion World Network, Inc. 8.00%	8/22/08	$ 3,307
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 27,183
Fidelity Securities Lending Cash Central Fund	2,281
Total	$ 29,464
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 8,382,008	$ 7,890,224	$ 423,810	$ 67,974
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 24,692
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(9,122)
Cost of Purchases	57,904
Proceeds of Sales	(5,500)
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 67,974

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	83.7%
Canada	4.9%
Bermuda	2.6%
Switzerland	2.1%
United Kingdom	1.8%
Netherlands Antilles	1.1%
Others (individually less than 1%)	3.8%
100.0%
Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $726,035,000 all of which will expire on December 31, 2016.
The fund intends to elect to defer to its fiscal year ending December 31, 2009 approximately $504,429,000 of losses recognized during the period November 1, 2008 to December 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2008

Assets
Investment in securities, at value (including securities loaned of $29,377) - See accompanying schedule: Unaffiliated issuers (cost $8,397,323)	$ 7,578,416
Fidelity Central Funds (cost $803,592)	803,592
Total Investments (cost $9,200,915)		$ 8,382,008
Cash		5
Receivable for investments sold		1,498
Receivable for fund shares sold		45,980
Dividends receivable		11,509
Distributions receivable from Fidelity Central Funds		887
Prepaid expenses		100
Other receivables		1,503
Total assets		8,443,490

Liabilities
Payable for investments purchased	$ 47,062
Payable for fund shares redeemed	29,886
Accrued management fee	4,212
Distribution fees payable	2,366
Other affiliated payables	2,050
Other payables and accrued expenses	196
Collateral on securities loaned, at value	29,806
Total liabilities		115,578

Net Assets		$ 8,327,912
Net Assets consist of:
Paid in capital		$ 10,508,753
Undistributed net investment income		2,772
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,364,717)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(818,896)
Net Assets		$ 8,327,912

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2008

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,613,579 ÷ 195,652 shares)	$ 13.36

Maximum offering price per share (100/94.25 of $13.36)	$ 14.18
Class T: Net Asset Value and redemption price per share ($1,253,668 ÷ 94,510 shares)	$ 13.26

Maximum offering price per share (100/96.50 of $13.26)	$ 13.74
Class B: Net Asset Value and offering price per share ($313,085 ÷ 24,317 shares)A	$ 12.88

Class C: Net Asset Value and offering price per share ($1,354,536 ÷ 104,858 shares)A	$ 12.92

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,793,044 ÷ 207,110 shares)	$ 13.49

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended December 31, 2008

Investment Income
Dividends		$ 103,107
Interest		43
Income from Fidelity Central Funds		29,464
Total income		132,614

Expenses
Management fee Basic fee	$ 54,617
Performance adjustment	1,843
Transfer agent fees	22,689
Distribution fees	37,792
Accounting and security lending fees	1,309
Custodian fees and expenses	541
Independent trustees' compensation	46
Registration fees	723
Audit	81
Legal	48
Miscellaneous	1,704
Total expenses before reductions	121,393
Expense reductions	(485)	120,908
Net investment income (loss)		11,706
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,354,587)
Foreign currency transactions	(2,417)
Total net realized gain (loss)		(1,357,004)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $26)	(3,202,552)
Assets and liabilities in foreign currencies	16
Total change in net unrealized appreciation (depreciation)		(3,202,536)
Net gain (loss)		(4,559,540)
Net increase (decrease) in net assets resulting from operations		$ (4,547,834)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2008	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,706	$ 18,038
Net realized gain (loss)	(1,357,004)	341,083
Change in net unrealized appreciation (depreciation)	(3,202,536)	1,132,777
Net increase (decrease) in net assets resulting from operations	(4,547,834)	1,491,898
Distributions to shareholders from net investment income	(4,517)	(17,144)
Distributions to shareholders from net realized gain	(56,382)	(168,267)
Total distributions	(60,899)	(185,411)
Share transactions - net increase (decrease)	3,443,380	610,558
Total increase (decrease) in net assets	(1,165,353)	1,917,045

Net Assets
Beginning of period	9,493,265	7,576,220
End of period (including undistributed net investment income of $2,772 and undistributed net investment income of $1,226, respectively)	$ 8,327,912	$ 9,493,265

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 21.65	$ 18.37	$ 16.65	$ 13.99	$ 11.79
Income from Investment Operations
Net investment income (loss) C	.05	.08	.06	.02	(.03)
Net realized and unrealized gain (loss)	(8.22)	3.65	1.78	2.64	2.24
Total from investment operations	(8.17)	3.73	1.84	2.66	2.21
Distributions from net investment income	- G	(.06)	(.03)	-	(.01)
Distributions from net realized gain	(.12)	(.39)	(.08)	-	-
Total distributions	(.12)	(.45)	(.12)H	-	(.01)
Net asset value, end of period	$ 13.36	$ 21.65	$ 18.37	$ 16.65	$ 13.99
Total ReturnA, B	(37.92)%	20.26%	11.06%	19.01%	18.76%
Ratios to Average Net AssetsD, F
Expenses before reductions	1.10%	1.09%	1.12%	1.17%	1.22%
Expenses net of fee waivers, if any	1.10%	1.09%	1.12%	1.17%	1.22%
Expenses net of all reductions	1.10%	1.08%	1.11%	1.13%	1.17%
Net investment income (loss)	.26%	.42%	.37%	.13%	(.26)%
Supplemental Data
Net assets, end of period (in millions)	$ 2,614	$ 2,630	$ 1,823	$ 1,019	$ 230
Portfolio turnover rateE	74%	57%	79%	65%	87%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H Total distributions of $.12 per share is comprised of distributions from net investment income of $.034 and distributions from net realized gain of $.083 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 21.56	$ 18.29	$ 16.57	$ 13.96	$ 11.78
Income from Investment Operations
Net investment income (loss) C	-H	.04	.03	(.01)	(.06)
Net realized and unrealized gain (loss)	(8.18)	3.62	1.77	2.62	2.25
Total from investment operations	(8.18)	3.66	1.80	2.61	2.19
Distributions from net investment income	-	-	-	-	(.01)
Distributions from net realized gain	(.12)	(.39)	(.08)	-	-
Total distributions	(.12)	(.39)	(.08)G	-	(.01)
Net asset value, end of period	$ 13.26	$ 21.56	$ 18.29	$ 16.57	$ 13.96
Total ReturnA, B	(38.13)%	20.00%	10.90%	18.70%	18.60%
Ratios to Average Net AssetsD, F
Expenses before reductions	1.34%	1.31%	1.32%	1.38%	1.43%
Expenses net of fee waivers, if any	1.34%	1.31%	1.32%	1.38%	1.43%
Expenses net of all reductions	1.34%	1.31%	1.31%	1.34%	1.39%
Net investment income (loss)	.02%	.19%	.17%	(.08)%	(.48)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,254	$ 2,185	$ 2,165	$ 1,393	$ 325
Portfolio turnover rateE	74%	57%	79%	65%	87%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.08 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.083 per share.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 21.04	$ 17.97	$ 16.35	$ 13.85	$ 11.76
Income from Investment Operations
Net investment income (loss)C	(.10)	(.08)	(.07)	(.10)	(.13)
Net realized and unrealized gain (loss)	(7.94)	3.54	1.74	2.60	2.23
Total from investment operations	(8.04)	3.46	1.67	2.50	2.10
Distributions from net investment income	-	-	-	-	(.01)
Distributions from net realized gain	(.12)	(.39)	(.05)	-	-
Total distributions	(.12)	(.39)	(.05)G	-	(.01)
Net asset value, end of period	$ 12.88	$ 21.04	$ 17.97	$ 16.35	$ 13.85
Total Return A, B	(38.41)%	19.24%	10.23%	18.05%	17.87%
Ratios to Average Net AssetsD, F
Expenses before reductions	1.91%	1.89%	1.93%	1.98%	2.02%
Expenses net of fee waivers, if any	1.91%	1.89%	1.93%	1.98%	2.02%
Expenses net of all reductions	1.91%	1.89%	1.92%	1.94%	1.97%
Net investment income (loss)	(.55)%	(.39)%	(.44)%	(.68)%	(1.06)%
Supplemental Data
Net assets, end of period (in millions)	$ 313	$ 489	$ 452	$ 339	$ 109
Portfolio turnover rateE	74%	57%	79%	65%	87%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.05 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.050 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 21.10	$ 18.00	$ 16.37	$ 13.86	$ 11.76
Income from Investment Operations
Net investment income (loss) C	(.09)	(.06)	(.06)	(.09)	(.12)
Net realized and unrealized gain (loss)	(7.97)	3.55	1.74	2.60	2.23
Total from investment operations	(8.06)	3.49	1.68	2.51	2.11
Distributions from net investment income	-	-	-	-	(.01)
Distributions from net realized gain	(.12)	(.39)	(.05)	-	-
Total distributions	(.12)	(.39)	(.05)G	-	(.01)
Net asset value, end of period	$ 12.92	$ 21.10	$ 18.00	$ 16.37	$ 13.86
Total ReturnA, B	(38.39)%	19.37%	10.28%	18.11%	17.95%
Ratios to Average Net AssetsD, F
Expenses before reductions	1.85%	1.82%	1.85%	1.89%	1.94%
Expenses net of fee waivers, if any	1.85%	1.82%	1.85%	1.89%	1.94%
Expenses net of all reductions	1.85%	1.82%	1.83%	1.85%	1.89%
Net investment income (loss)	(.49)%	(.32)%	(.35)%	(.59)%	(.98)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,355	$ 1,879	$ 1,596	$ 1,006	$ 246
Portfolio turnover rateE	74%	57%	79%	65%	87%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.05 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.050 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 21.84	$ 18.52	$ 16.78	$ 14.05	$ 11.79
Income from Investment Operations
Net investment income (loss)B	.09	.14	.12	.07	.01
Net realized and unrealized gain (loss)	(8.30)	3.67	1.79	2.66	2.26
Total from investment operations	(8.21)	3.81	1.91	2.73	2.27
Distributions from net investment income	(.02)	(.10)	(.09)	-	(.01)
Distributions from net realized gain	(.12)	(.39)	(.08)	-	-
Total distributions	(.14)	(.49)	(.17)F	-	(.01)
Net asset value, end of period	$ 13.49	$ 21.84	$ 18.52	$ 16.78	$ 14.05
Total Return A	(37.76)%	20.57%	11.40%	19.43%	19.27%
Ratios to Average Net AssetsC, E
Expenses before reductions	.86%	.81%	.83%	.84%	.86%
Expenses net of fee waivers, if any	.86%	.81%	.83%	.84%	.86%
Expenses net of all reductions	.85%	.81%	.82%	.79%	.82%
Net investment income (loss)	.50%	.69%	.66%	.47%	.10%
Supplemental Data
Net assets, end of period (in millions)	$ 2,793	$ 2,309	$ 1,540	$ 498	$ 120
Portfolio turnover rateD	74%	57%	79%	65%	87%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.17 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.083 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2008

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor New Insights Fund (the Fund) is a fund of Fidelity Contrafund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of December 31, 2008, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions of capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustee compensation, partnerships, passive foreign investment companies (PFIC), capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 533,456
Unrealized depreciation	(1,486,606)
Net unrealized appreciation (depreciation)	(953,150)
Undistributed ordinary income	2,785
Capital loss carryforward	(726,035)

Cost for federal income tax purposes	$ 9,335,158

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	December 31, 2008	December 31, 2007
Ordinary Income	$ 7,041	$ 17,144
Long-term Capital Gains	53,858	168,267
Total	$ 60,899	$ 185,411

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $10,372,040 and $6,479,781, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. The Fund's performance period began on October 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment took effect in September 2008. For the period, the total annual management fee rate was .58% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	.00%	.25%	$ 7,300	$ 411
Class T	.25%	.25%	8,841	-
Class B	.75%	.25%	4,216	3,166
Class C	.75%	.25%	17,435	3,814
			$ 37,792	$ 7,391

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,748
Class T	368
Class B*	807
Class C*	300
$ 3,223

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 6,706.23
Class T	3,910.22
Class B	1,223.29
Class C	4,001.23
Institutional Class	6,849.24
	$ 22,689

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $76 for the period.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $20 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $2,281.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $453 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $13. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 14
Institutional Class	5
$ 19

Annual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $36, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2008	2007
From net investment income
Class A	$ 5	$ 6,522
Institutional Class	4,512	10,622
Total	$ 4,517	$ 17,144

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

11. Distributions to Shareholders - continued

Years ended December 31,	2008	2007
From net realized gain
Class A	$ 15,552	$ 46,240
Class T	11,399	38,909
Class B	2,709	8,910
Class C	10,794	33,987
Institutional Class	15,928	40,221
Total	$ 56,382	$ 168,267

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2008	2007	2008	2007
Class A
Shares sold	119,010	41,083	$ 2,140,557	$ 854,701
Reinvestment of distributions	733	2,200	14,197	47,987
Shares redeemed	(45,547)	(21,029)	(756,171)	(422,867)
Net increase (decrease)	74,196	22,254	$ 1,398,583	$ 479,821
Class T
Shares sold	23,040	12,545	$ 407,661	$ 252,804
Reinvestment of distributions	555	1,686	10,694	36,596
Shares redeemed	(30,471)	(31,235)	(526,856)	(633,560)
Net increase (decrease)	(6,876)	(17,004)	$ (108,501)	$ (344,160)
Class B
Shares sold	6,574	2,077	$ 114,734	$ 41,743
Reinvestment of distributions	121	352	2,270	7,470
Shares redeemed	(5,630)	(4,354)	(93,597)	(84,616)
Net increase (decrease)	1,065	(1,925)	$ 23,407	$ (35,403)
Class C
Shares sold	39,154	11,087	$ 680,481	$ 226,470
Reinvestment of distributions	427	1,198	8,052	25,448
Shares redeemed	(23,763)	(11,884)	(381,933)	(231,726)
Net increase (decrease)	15,818	401	$ 306,600	$ 20,192
Institutional Class
Shares sold	157,886	40,372	$ 2,763,287	$ 849,560
Reinvestment of distributions	834	1,513	14,720	33,288
Shares redeemed	(57,341)	(19,329)	(954,716)	(392,740)
Net increase (decrease)	101,379	22,556	$ 1,823,291	$ 490,108

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Contrafund and the Shareholders of Fidelity Advisor New Insights Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor New Insights Fund (a fund of Fidelity Contrafund) at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor New Insights Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 23, 2009

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 222 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 380 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (60)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003), Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003), as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Currently, Mr. Dirks serves as a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (55)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Ned C. Lautenbach (64)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (64)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (64)

Year of Election or Appointment: 2005

Ms. Small is a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College and as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy. In addition, she served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (69)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, he is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (59)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (58)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Advisory Board Member and Executive Officers**:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (39)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Walter C. Donovan (46)

Year of Election or Appointment: 2007

Vice President of Fidelity's Equity Funds. Mr. Donovan also serves as President of FMR and FMR Co., Inc., and Executive Vice President of Fidelity Investments Money Management, Inc. (2007-present). Previously, Mr. Donovan served as Executive Vice President of FMR and FMR Co., Inc. (2005-2007) and Senior Vice President of FMR (2003-2005) and FMR Co., Inc. (2004-2005).

Bruce T. Herring (43)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Group Chief Investments Officer of FMR. Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds.

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

John B. McGinty, Jr. (46)

Year of Election or Appointment: 2008

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. McGinty is an employee of Fidelity Investments (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Kenneth A. Rathgeber (61)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present).

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Robert G. Byrnes (42)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

The Institutional Class designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The Institutional Class designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	39,846,222,733.67	95.475
Withheld	1,888,670,465.66	4.525
TOTAL	41,734,893,199.33	100.000
Dennis J. Dirks
Affirmative	39,979,631,301.91	95.794
Withheld	1,755,261,897.42	4.206
TOTAL	41,734,893,199.33	100.000
Edward C. Johnson 3d
Affirmative	39,780,037,081.16	95.316
Withheld	1,954,856,118.17	4.684
TOTAL	41,734,893,199.33	100.000
Alan J. Lacy
Affirmative	39,956,311,889.69	95.738
Withheld	1,778,581,309.64	4.262
TOTAL	41,734,893,199.33	100.000
Ned C. Lautenbach
Affirmative	39,953,914,015.23	95.733
Withheld	1,780,979,184.10	4.267
TOTAL	41,734,893,199.33	100.000
Joseph Mauriello
Affirmative	39,950,443,870.38	95.724
Withheld	1,784,449,328.95	4.276
TOTAL	41,734,893,199.33	100.000
Cornelia M. Small
Affirmative	39,962,184,213.65	95.752
Withheld	1,772,708,985.68	4.248
TOTAL	41,734,893,199.33	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	39,840,021,047.17	95.460
Withheld	1,894,872,152.16	4.540
TOTAL	41,734,893,199.33	100.000
David M. Thomas
Affirmative	39,964,931,571.22	95.759
Withheld	1,769,961,628.11	4.241
TOTAL	41,734,893,199.33	100.000
Michael E. Wiley
Affirmative	39,953,080,715.70	95.731
Withheld	1,781,812,483.63	4.269
TOTAL	41,734,893,199.33	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	27,037,561,266.55	64.784
Against	7,285,785,439.60	17.457
Abstain	1,777,270,912.26	4.259
Broker Non-Votes	5,634,275,580.92	13.500
TOTAL	41,734,893,199.33	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor New Insights Fund

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (Japan) Inc. and Fidelity Management & Research (Hong Kong) Limited, as well as amendments to the fund's agreement with Fidelity Management & Research (U.K.) Inc.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board further considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a custom peer group of mutual funds deemed appropriate by the Board over multiple periods. Because the fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2007, the cumulative total returns of Institutional Class (Class I) and Class B of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a custom peer group of mutual funds defined by FMR based on categories assigned by Morningstar, Inc. The returns of Institutional Class (Class I) and Class B show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's custom peer group, defined by FMR, is a peer group that FMR believes provides a more meaningful performance comparison than the peer group assigned by Morningstar, Inc., which assigns mutual funds to categories based on their investment styles as measured by their underlying portfolio holdings.

Annual Report

Advisor New Insights Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Institutional Class (Class I) of the fund was in the first quartile for all the periods shown. The Board also stated that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how the fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Advisor New Insights Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Furthermore, the Board considered that, on September 19, 2007, shareholders approved an amended management contract for the fund that will add a performance adjustment component to the management fee paid by the fund (that is, the fund's management fee will be subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index). The performance period for the fund commenced on October 1, 2007. Starting with the twelfth month, the performance adjustment takes effect.

Annual Report

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class B, Class C, and Institutional Class ranked below its competitive median for 2007, and the total expenses of Class T ranked above its competitive median for 2007. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures and rationale for recommending different fees among categories of funds; and (vi) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

ANIFI-UANN-0209
1.796411.105

Fidelity®
Contrafund®

Annual Report

December 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

An all-out credit crisis gripped the world's capital markets in 2008, stunting economic growth, toppling commodity prices and pushing equity markets into their steepest declines in decades. Within this ultra-risk-averse climate, virtually the only positive results came from the relative security of U.S. government-backed assets. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2008	Past 1 year	Past 5 years	Past 10 years
Contrafund®	-37.16%	2.34%	2.83%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Contrafund®, a class of the fund, on December 31, 1998. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index (S&P 500®) performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from William Danoff, Portfolio Manager of Fidelity® Contrafund®

The U.S. equity markets collapsed during the 12 months ending December 31, 2008. As home values fell and credit availability decreased, consumers tightened their purse strings in anticipation of a recession. The Standard & Poor's 500SM Index slid 37.00%. All 10 sectors in the S&P 500® turned in negative performance, led by financials, which dropped more than 55%. Beginning in September, the U.S. economy spiraled downward, as several large financial institutions went bankrupt, were forced into acquisitions or were taken over by the federal government. The Federal Reserve Board facilitated many of these and other transactions, and also lowered the federal funds target rate seven times over the year, leaving it at 0.00% to 0.25% at period end. The stock market continued to perform erratically, however, as unemployment levels rose, energy prices dropped and U.S. automakers signaled extreme distress. The Dow Jones Industrial AverageSM declined 31.93% for the 12-month period, while the technology-heavy NASDAQ Composite® Index dropped 40.03%. By comparison, the MSCI® EAFE® Index (Europe, Australasia, Far East) - a measure of developed markets outside the U.S. and Canada - tumbled 43.28%.

Within the past year's difficult market environment, Contrafund's Retail Class shares fell 37.16%, roughly in line with the S&P 500 index. The fund's stakes in several economically sensitive information technology stocks, together with not owning enough of some of the more stable performers in the energy sector, were costly to its performance versus the index. Unrewarding picks in the retailing and capital goods groups also hurt, as did an underweighting in the defensively oriented consumer staples sector. Among the biggest detractors were such technology names as Internet search leader Google; consumer electronics giant Apple; and Canada-based Research In Motion, an out-of-index maker of wireless communication devices. Underweightings in integrated oil company Exxon Mobil and mega-retailer Wal-Mart also hurt. Currency fluctuations against a strengthening dollar also hurt results for our non-U.S. holdings. On the upside, the fund's biggest contributor to relative performance was biotechnology leader Genentech, whose stock price rose during the period, in part because of a takeover bid from Swiss pharma firm Roche Holding. Underweighting such toxic financial names as American International Group (AIG) and Citigroup also helped, as did a significant underweighting in index heavyweight General Electric (GE), whose troubled financing unit dragged down investor confidence in the stock. Neither AIG nor GE was in the portfolio at period end. A moderate cash position was beneficial as well.

Note to shareholders: Contrafund reopened to new accounts on December 16, 2008.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2008 to December 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Expenses Paid During Period* July 1, 2008 to December 31, 2008
Contrafund	.98%
Actual		$ 1,000.00	$ 684.20	$ 4.15
HypotheticalA		$ 1,000.00	$ 1,020.21	$ 4.98
Class K	.82%
Actual		$ 1,000.00	$ 684.60	$ 3.47
HypotheticalA		$ 1,000.00	$ 1,021.01	$ 4.17

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Genentech, Inc.	4.1	2.0
Berkshire Hathaway, Inc. Class A	4.0	3.1
Google, Inc. Class A (sub. vtg.)	3.8	3.6
Wells Fargo & Co.	3.5	0.6
Procter & Gamble Co.	3.2	1.9
Johnson & Johnson	2.4	0.6
Gilead Sciences, Inc.	2.2	1.2
McDonald's Corp.	2.2	0.9
The Coca-Cola Co.	2.1	1.4
Apple, Inc.	2.1	2.6
	29.6
Top Five Market Sectors as of December 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	20.5	9.5
Information Technology	18.7	21.6
Financials	13.3	8.9
Consumer Staples	13.1	7.1
Consumer Discretionary	10.4	6.5
Asset Allocation (% of fund's net assets)
As of December 31, 2008 *		As of June 30, 2008 **
	Stocks 94.2%		Stocks 92.5%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets 5.7%		Short-Term Investments and Net Other Assets 7.4%
* Foreign investments	18.6%	** Foreign investments	28.0%

Annual Report

Investments December 31, 2008

Showing Percentage of Net Assets

Common Stocks - 94.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.4%
Automobiles - 0.2%
Ford Motor Co. (a)(d)	4,793,400	$ 10,977
Honda Motor Co. Ltd. sponsored ADR	1,007,500	21,500
Toyota Motor Corp.	1,332,900	44,027
		76,504
Distributors - 0.0%
LKQ Corp. (a)	1,657,800	19,330
Diversified Consumer Services - 0.3%
Apollo Group, Inc. Class A (non-vtg.) (a)	25,800	1,977
K12, Inc.	98,138	1,840
Strayer Education, Inc.	640,670	137,366
		141,183
Hotels, Restaurants & Leisure - 3.7%
Ajisen (China) Holdings Ltd.	570,000	267
Cafe de Coral Holdings Ltd.	8,730,000	17,711
Chipotle Mexican Grill, Inc.:
Class A (a)(d)	2,415,750	149,728
Class B (a)	284,596	16,305
Las Vegas Sands Corp. unit (a)	1,720,000	178,020
McDonald's Corp.	16,966,570	1,055,151
Sodexo SA	1,018,044	56,848
Starbucks Corp. (a)	1,006,900	9,525
Tim Hortons, Inc. (e)	10,573,132	304,929
Yum! Brands, Inc.	741,200	23,348
		1,811,832
Household Durables - 0.3%
Centex Corp.	491,200	5,226
D.R. Horton, Inc.	1,834,000	12,966
Gafisa SA sponsored ADR (d)	2,565,095	23,753
Snap-On, Inc.	2,710,786	106,751
		148,696
Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (a)	2,910,108	149,230
Media - 3.1%
Central European Media Enterprises Ltd. Class A (a)	1,133,600	24,622
Comcast Corp. Class A	710,700	11,997
Discovery Communications, Inc. (a)	4,932,205	69,840
Interpublic Group of Companies, Inc. (a)	15,564,149	61,634
Liberty Global, Inc. Class A (a)	1,125,200	17,913
Liberty Media Corp. - Entertainment Class A (a)	6,518,116	113,937
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Marvel Entertainment, Inc. (a)(d)	618,600	$ 19,022
Pearson PLC	1,000,000	9,567
Scripps Networks Interactive, Inc. Class A	4,554,952	100,209
The DIRECTV Group, Inc. (a)(d)	6,253,900	143,277
The Walt Disney Co.	39,523,106	896,779
The Weinstein Co. Holdings, LLC Class A-1 (g)	41,234	30,926
Viacom, Inc. Class B (non-vtg.) (a)	307,500	5,861
		1,505,584
Multiline Retail - 0.2%
99 Cents Only Stores (a)(d)	902,300	9,862
Dollar Tree, Inc. (a)	1,263,100	52,798
Family Dollar Stores, Inc.	595,600	15,527
		78,187
Specialty Retail - 1.0%
AutoZone, Inc. (a)	115,000	16,039
Best Buy Co., Inc.	213,000	5,987
Gamestop Corp. Class A (a)	3,797,040	82,244
Genesco, Inc. (a)	182,736	3,092
H&M Hennes & Mauritz AB (B Shares)	156,600	6,292
Inditex SA	291,500	13,042
J. Crew Group, Inc. (a)(d)(e)	6,234,704	76,063
The Buckle, Inc. (d)	1,309,830	28,580
TJX Companies, Inc.	10,138,648	208,552
Urban Outfitters, Inc. (a)(d)	3,181,400	47,657
		487,548
Textiles, Apparel & Luxury Goods - 1.3%
Coach, Inc. (a)	978,600	20,326
Deckers Outdoor Corp. (a)	260,152	20,778
Lululemon Athletica, Inc. (a)	126,200	1,001
NIKE, Inc. Class B	10,180,100	519,185
Warnaco Group, Inc. (a)	2,155,600	42,314
		603,604
TOTAL CONSUMER DISCRETIONARY		5,021,698
CONSUMER STAPLES - 13.1%
Beverages - 3.5%
Boston Beer Co., Inc. Class A (a)	62,462	1,774
Coca-Cola FEMSA SAB de CV sponsored ADR	756,089	32,897
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Diageo PLC sponsored ADR	654,400	$ 37,131
Fomento Economico Mexicano SA de CV sponsored ADR	1,572,900	47,391
Hansen Natural Corp. (a)	300,000	10,059
PepsiCo, Inc.	8,892,373	487,035
Pernod Ricard SA (d)	756,300	56,451
The Coca-Cola Co.	22,965,391	1,039,643
		1,712,381
Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	3,573,923	187,631
Koninklijke Ahold NV	479,100	5,932
Susser Holdings Corp. (a)(e)	1,441,800	19,162
Tesco PLC	36,267,337	191,675
Wal-Mart Stores, Inc.	2,218,100	124,347
Walgreen Co.	2,290,300	56,502
William Morrison Supermarkets PLC	4,436,200	18,251
		603,500
Food Products - 3.2%
Cadbury PLC	10,087,800	90,476
Campbell Soup Co.	1,948,300	58,468
General Mills, Inc.	3,915,600	237,873
Groupe Danone	2,962,544	179,846
H.J. Heinz Co.	3,141,800	118,132
Kellogg Co.	3,687,734	161,707
Kraft Foods, Inc. Class A	8,402,100	225,596
Nestle SA (Reg.)	8,168,246	322,705
Ralcorp Holdings, Inc. (a)	1,000,500	58,429
TreeHouse Foods, Inc. (a)(e)	3,120,427	85,000
Want Want China Holdings Ltd.	21,283,000	8,851
		1,547,083
Household Products - 4.6%
Colgate-Palmolive Co.	9,492,511	650,617
Procter & Gamble Co.	25,210,070	1,558,487
		2,209,104
Personal Products - 0.2%
Avon Products, Inc.	438,000	10,525
Estee Lauder Companies, Inc. Class A	2,564,400	79,394
		89,919
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 0.4%
Philip Morris International, Inc.	4,193,000	$ 182,437
TOTAL CONSUMER STAPLES		6,344,424
ENERGY - 7.3%
Energy Equipment & Services - 1.2%
Schlumberger Ltd. (NY Shares)	13,427,608	568,391
Smith International, Inc.	222,079	5,083
		573,474
Oil, Gas & Consumable Fuels - 6.1%
BG Group PLC sponsored ADR	83,300	5,927
Birchcliff Energy Ltd. (a)	4,639,500	19,257
Canadian Natural Resources Ltd.	4,219,806	169,077
Chesapeake Energy Corp.	5,790,291	93,629
ConocoPhillips	320,800	16,617
EnCana Corp.	12,517,548	586,011
EOG Resources, Inc.	5,115,857	340,614
Exxon Mobil Corp.	10,310,537	823,090
Hess Corp.	1,416,100	75,960
Murphy Oil Corp.	26,800	1,189
Noble Energy, Inc. (e)	9,778,336	481,290
Occidental Petroleum Corp.	2,235,602	134,114
Petroleo Brasileiro SA - Petrobras sponsored ADR	4,926,600	120,652
Petroplus Holdings AG (e)	3,972,572	80,124
Southwestern Energy Co. (a)	1,188,067	34,418
		2,981,969
TOTAL ENERGY		3,555,443
FINANCIALS - 13.3%
Capital Markets - 0.5%
Bank of New York Mellon Corp.	854,700	24,214
Charles Schwab Corp.	7,092,875	114,692
Goldman Sachs Group, Inc.	1,323,944	111,728
		250,634
Commercial Banks - 4.1%
Banco do Brasil SA	4,624,600	28,807
Banco Santander SA sponsored ADR (d)	523,300	4,966
PNC Financial Services Group, Inc.	1,517,700	74,367
Standard Chartered PLC (United Kingdom)	6,663,239	86,541
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
U.S. Bancorp, Delaware (d)	3,598,400	$ 89,996
Wells Fargo & Co.	56,878,315	1,676,773
		1,961,450
Consumer Finance - 0.1%
American Express Co.	674,433	12,511
Promise Co. Ltd.	352,450	8,932
SLM Corp. (a)	500,000	4,450
		25,893
Diversified Financial Services - 1.9%
Bank of America Corp.	111,600	1,571
Citigroup, Inc.	25,563,900	171,534
JPMorgan Chase & Co.	23,481,629	740,376
		913,481
Insurance - 6.6%
ACE Ltd.	5,025,078	265,927
Admiral Group PLC	4,108,822	55,049
Arch Capital Group Ltd. (a)	1,322,923	92,737
Axis Capital Holdings Ltd.	2,384,800	69,445
Berkshire Hathaway, Inc. Class A (a)	20,060	1,937,796
Fairfax Financial Holdings Ltd.	241,922	77,545
The Chubb Corp.	8,234,500	419,960
The Travelers Companies, Inc.	3,417,915	154,490
W.R. Berkley Corp.	3,993,900	123,811
Willis Group Holdings Ltd.	580,000	14,430
		3,211,190
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	4,252,200	67,865
TOTAL FINANCIALS		6,430,513
HEALTH CARE - 20.5%
Biotechnology - 8.5%
Acorda Therapeutics, Inc. (a)	391,100	8,021
Actelion Ltd. (Reg.) (a)	884,530	49,924
Alexion Pharmaceuticals, Inc. (a)	272,250	9,853
Amgen, Inc. (a)	3,237,300	186,954
Biogen Idec, Inc. (a)	1,034,700	49,283
BioMarin Pharmaceutical, Inc. (a)	596,000	10,609
Celgene Corp. (a)	4,998,504	276,317
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Cephalon, Inc. (a)	1,035,800	$ 79,798
CSL Ltd.	4,271,014	102,734
Cubist Pharmaceuticals, Inc. (a)	2,647,750	63,970
Genentech, Inc. (a)	23,696,949	1,964,716
Genmab AS (a)	547,800	21,368
Genzyme Corp. (a)	352,300	23,382
Gilead Sciences, Inc. (a)	20,980,094	1,072,922
GTx, Inc. (a)	1,180,428	19,878
MannKind Corp. (a)(d)(e)	7,676,769	26,331
MannKind Corp. warrants 8/3/10 (a)(g)	304,338	201
Martek Biosciences	562,200	17,040
Medarex, Inc. (a)(d)	2,289,503	12,775
Myriad Genetics, Inc. (a)	1,626,300	107,759
Seattle Genetics, Inc. (a)	849,376	7,593
		4,111,428
Health Care Equipment & Supplies - 3.9%
Alcon, Inc.	2,887,500	257,536
Baxter International, Inc.	2,924,700	156,735
Becton, Dickinson & Co.	4,034,306	275,906
C.R. Bard, Inc.	2,559,440	215,658
Covidien Ltd.	10,084,108	365,448
DENTSPLY International, Inc.	5,881,574	166,096
Edwards Lifesciences Corp. (a)	2,487,511	136,689
Gen-Probe, Inc. (a)	914,334	39,170
Mindray Medical International Ltd. sponsored ADR (d)	224,975	4,050
NuVasive, Inc. (a)	1,335,263	46,267
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	692,000	1,053
St. Jude Medical, Inc. (a)	760,600	25,069
Stryker Corp. (d)	3,053,550	121,989
Thoratec Corp. (a)	720,800	23,419
Varian Medical Systems, Inc. (a)	1,256,900	44,042
Zoll Medical Corp. (a)	267,144	5,046
		1,884,173
Health Care Providers & Services - 0.6%
athenahealth, Inc. (a)	200,000	7,524
Genoptix, Inc. (a)(e)	1,042,357	35,524
Henry Schein, Inc. (a)	447,300	16,411
Medco Health Solutions, Inc. (a)	6,043,387	253,278
		312,737
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 0.6%
Illumina, Inc. (a)	709,840	$ 18,491
Medivation, Inc. (a)(d)(e)	1,681,362	24,497
QIAGEN NV (a)	1,375,600	24,156
Sequenom, Inc. (a)(d)	485,845	9,639
Techne Corp.	1,101,580	71,074
Thermo Fisher Scientific, Inc. (a)	1,247,000	42,485
Waters Corp. (a)	2,146,381	78,665
		269,007
Pharmaceuticals - 6.9%
Abbott Laboratories	15,959,883	851,779
Aspen Pharmacare Holdings Ltd. (a)	1,500,000	5,384
AstraZeneca PLC:
(United Kingdom)	2,978,900	123,695
sponsored ADR (d)	375,600	15,411
Bayer AG	321,332	19,300
Bristol-Myers Squibb Co.	11,005,600	255,880
Endo Pharmaceuticals Holdings, Inc. (a)	5,578,737	144,378
Johnson & Johnson	19,011,400	1,137,452
Merck & Co., Inc.	4,313,550	131,132
Novartis AG sponsored ADR	963,700	47,954
Novo Nordisk AS Series B	2,311,025	119,790
Pfizer, Inc.	9,966,300	176,503
Pronova BioPharma ASA (a)	8,008,200	26,913
Roche Holding AG (participation certificate)	1,235,514	190,839
Schering-Plough Corp.	922,700	15,714
Shionogi & Co. Ltd.	400,000	10,321
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,315,900	56,018
Vivus, Inc. (a)(e)	4,159,373	22,128
		3,350,591
TOTAL HEALTH CARE		9,927,936
INDUSTRIALS - 5.3%
Aerospace & Defense - 0.6%
AeroVironment, Inc. (a)(d)	882,323	32,478
Axsys Technologies, Inc. (a)	336,901	18,482
Lockheed Martin Corp.	2,153,313	181,051
Teledyne Technologies, Inc. (a)	612,576	27,290
		259,301
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	8,167,225	$ 449,442
Airlines - 0.2%
Allegiant Travel Co. (a)	580,000	28,171
Ryanair Holdings PLC sponsored ADR (a)	2,862,800	83,250
		111,421
Commercial Services & Supplies - 0.1%
Covanta Holding Corp. (a)	2,132,290	46,825
Construction & Engineering - 0.6%
Jacobs Engineering Group, Inc. (a)(e)	6,204,438	298,433
Electrical Equipment - 0.9%
Cooper Industries Ltd. Class A	11,010,641	321,841
Energy Conversion Devices, Inc. (a)(d)(e)	2,864,382	72,211
First Solar, Inc. (a)	127,100	17,535
Sunpower Corp. Class B (a)	200,600	6,106
Vestas Wind Systems AS (a)	89,900	5,316
		423,009
Industrial Conglomerates - 0.0%
3M Co.	216,000	12,429
Machinery - 1.4%
Danaher Corp.	7,172,409	406,030
Kennametal, Inc.	1,021,017	22,656
PACCAR, Inc. (d)	7,976,341	228,123
SPX Corp.	945,097	38,324
		695,133
Professional Services - 0.2%
Dun & Bradstreet Corp.	194,300	15,000
FTI Consulting, Inc. (a)	555,200	24,806
Robert Half International, Inc.	1,402,800	29,206
		69,012
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp.	796,000	60,265
Canadian National Railway Co.	3,223,400	118,636
		178,901
Trading Companies & Distributors - 0.0%
Fastenal Co. (d)	97,400	3,394
TOTAL INDUSTRIALS		2,547,300
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 18.6%
Communications Equipment - 1.7%
BYD Electronic International Co. Ltd.	68,342,500	$ 24,222
Cisco Systems, Inc. (a)	1,395,200	22,742
EchoStar Holding Corp. Class A (a)	270,400	4,021
QUALCOMM, Inc.	14,770,238	529,218
Research In Motion Ltd. (a)	5,544,909	225,012
		805,215
Computers & Peripherals - 4.0%
Apple, Inc. (a)	11,733,437	1,001,449
Dell, Inc. (a)	5,801,700	59,409
Hewlett-Packard Co.	20,110,949	729,826
International Business Machines Corp.	1,454,600	122,419
Logitech International SA (a)	1,871,800	29,163
		1,942,266
Electronic Equipment & Components - 1.5%
Amphenol Corp. Class A (e)	9,325,012	223,614
BYD Co. Ltd. (H Shares)	14,353,500	23,650
FLIR Systems, Inc. (a)(e)	9,689,108	297,262
Itron, Inc. (a)	88,900	5,666
Mettler-Toledo International, Inc. (a)(e)	2,501,200	168,581
National Instruments Corp.	253,514	6,176
		724,949
Internet Software & Services - 4.4%
Baidu.com, Inc. sponsored ADR (a)	119,000	15,538
Constant Contact, Inc. (a)(d)	1,294,483	17,152
Google, Inc. Class A (sub. vtg.) (a)	5,945,976	1,829,280
NHN Corp. (a)	237,049	24,991
Open Text Corp. (a)	890,700	27,079
Sohu.com, Inc. (a)(e)	2,414,800	114,317
Telecity Group PLC (a)	212,100	549
Tencent Holdings Ltd.	8,053,400	52,328
VeriSign, Inc. (a)	2,994,213	57,130
		2,138,364
IT Services - 3.4%
Accenture Ltd. Class A	12,949,300	424,608
Automatic Data Processing, Inc.	283,700	11,161
Cognizant Technology Solutions Corp. Class A (a)	550,000	9,933
CyberSource Corp. (a)	1,512,351	18,133
Fiserv, Inc. (a)	150,000	5,456
Global Payments, Inc.	346,500	11,362
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Hewitt Associates, Inc. Class A (a)	869,500	$ 24,676
MasterCard, Inc. Class A	3,170,341	453,137
The Western Union Co.	8,829,668	126,617
Visa, Inc.	11,055,793	579,876
		1,664,959
Semiconductors & Semiconductor Equipment - 0.3%
Intel Corp.	2,341,750	34,330
International Rectifier Corp. (a)	425,000	5,738
Monolithic Power Systems, Inc. (a)	123,200	1,554
Samsung Electronics Co. Ltd.	187,410	68,141
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,924,600	15,204
Xilinx, Inc.	653,600	11,647
		136,614
Software - 3.3%
Activision Blizzard, Inc. (a)	27,263,564	235,557
Adobe Systems, Inc. (a)	11,783,608	250,873
Ansys, Inc. (a)	563,338	15,711
Autonomy Corp. PLC (a)	1,919,153	27,106
BMC Software, Inc. (a)	2,334,950	62,834
Concur Technologies, Inc. (a)(d)(e)	2,758,300	90,527
McAfee, Inc. (a)	7,161,235	247,564
Nintendo Co. Ltd.	372,300	142,219
Oracle Corp. (a)	15,500,600	274,826
Quality Systems, Inc. (d)(e)	1,623,685	70,825
Salesforce.com, Inc. (a)	4,050,382	129,653
Solera Holdings, Inc. (a)	347,523	8,375
Ubisoft Entertainment SA (a)	2,092,354	41,246
		1,597,316
TOTAL INFORMATION TECHNOLOGY		9,009,683
MATERIALS - 5.0%
Chemicals - 0.9%
Ecolab, Inc.	4,760,663	167,337
Monsanto Co.	2,643,665	185,982
Praxair, Inc.	1,326,720	78,754
		432,073
Metals & Mining - 4.1%
Agnico-Eagle Mines Ltd.	571,800	29,499
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
B2Gold Corp.	98,200	$ 37
B2Gold Corp. (f)	5,000,000	1,890
Barrick Gold Corp.	76,600	2,815
Eldorado Gold Corp. (a)	13,044,479	103,460
Franco-Nevada Corp. (d)(e)	7,511,900	131,383
Freeport-McMoRan Copper & Gold, Inc. Class B	234,600	5,734
Gerdau SA sponsored ADR	3,772,600	24,899
Goldcorp, Inc.	18,382,683	580,021
Ivanhoe Mines Ltd. (a)(e)	20,008,800	53,776
Kinross Gold Corp.	19,699,579	364,297
Newcrest Mining Ltd.	11,043,226	268,120
Nucor Corp.	1,229,600	56,808
Randgold Resources Ltd. sponsored ADR	3,862,607	169,646
Red Back Mining, Inc. (a)(e)	18,934,000	133,676
Red Back Mining, Inc. (a)(e)(f)	592,400	4,182
Royal Gold, Inc.	1,116,733	54,954
United States Steel Corp.	401,400	14,932
		2,000,129
TOTAL MATERIALS		2,432,202
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.1%
Nippon Telegraph & Telephone Corp.	9,000	50,465
Wireless Telecommunication Services - 0.4%
America Movil SAB de CV Series L sponsored ADR	3,317,400	102,806
Bharti Airtel Ltd. (a)	6,078,093	89,679
NTT DoCoMo, Inc.	8,233	16,192
Vodafone Group PLC sponsored ADR	276,400	5,650
		214,327
TOTAL TELECOMMUNICATION SERVICES		264,792
UTILITIES - 0.2%
Electric Utilities - 0.1%
E.ON AG sponsored ADR	464,600	18,932
FirstEnergy Corp.	327,000	15,886
		34,818
Multi-Utilities - 0.1%
YTL Corp. Bhd	20,877,500	42,750
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Water Utilities - 0.0%
YTL Power International BHD	34,795	$ 19
TOTAL UTILITIES		77,587
TOTAL COMMON STOCKS (Cost $45,003,673)		45,611,578
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.1%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Ning, Inc. Series D 8.00% (g)	4,021,166	15,803
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
superDimension Ltd. (a)(g)	698,064	10,471
Life Sciences Tools & Services - 0.0%
Fluidigm Corp. (g)	4,389,865	8,780
TOTAL HEALTH CARE		19,251
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.0%
Digg, Inc. Series C, 8.00% (g)	410,013	3,075
Software - 0.1%
Trion World Network, Inc. 8.00% (g)	3,950,196	21,691
TOTAL INFORMATION TECHNOLOGY		24,766
TOTAL CONVERTIBLE PREFERRED STOCKS		59,820
Nonconvertible Preferred Stocks - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Slide, Inc. Series D (a)(g)	6,861,467	8,508
TOTAL PREFERRED STOCKS (Cost $118,586)		68,328
Money Market Funds - 6.7%
	Shares	Value (000s)
Fidelity Cash Central Fund, 1.06% (b)	3,020,837,112	$ 3,020,837
Fidelity Securities Lending Cash Central Fund, 0.87% (b)(c)	243,159,648	243,160
TOTAL MONEY MARKET FUNDS (Cost $3,263,997)		3,263,997
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $48,386,256)		48,943,903
NET OTHER ASSETS - (1.0)%		(493,913)
NET ASSETS - 100%		$ 48,449,990
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,072,000 or 0.0% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $99,455,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Digg, Inc. Series C, 8.00%	9/23/08	$ 4,317
Fluidigm Corp.	10/9/07	$ 17,559
MannKind Corp. warrants 8/3/10	8/3/05	$ 8
Ning, Inc. Series D 8.00%	3/19/08	$ 28,751
Slide, Inc. Series D	1/14/08	$ 31,308
superDimension Ltd.	2/27/08 - 5/22/08	$ 14,960
The Weinstein Co. Holdings, LLC Class A-1	10/19/05	$ 41,234
Trion World Network, Inc. 8.00%	8/22/08	$ 21,691
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 139,568
Fidelity Securities Lending Cash Central Fund	16,862
Total	$ 156,430
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Activision, Inc.	$ 172,548	$ -	$ -	$ -	$ -
Amphenol Corp. Class A	380,392	61,230	10,048	542	223,614
Aruba Networks, Inc.	60,348	-	19,710	-	-
Bankrate, Inc.	57,083	30,462	48,632	-	-
California Pizza Kitchen, Inc.	24,851	-	16,354	-	-
CommVault Systems, Inc.	90,994	-	54,509	-	-
Concur Technologies, Inc.	-	144,066	29,052	-	90,527
Constant Contact, Inc.	31,951	10,409	15,255	-	-
Energy Conversion Devices, Inc.	-	157,646	-	-	72,211
FLIR Systems, Inc.	230,479	87,544	9,964	-	297,262
Franco-Nevada Corp.	57,904	66,550	-	1,307	131,383
Genoptix, Inc.	-	40,098	4,852	-	35,524
Ivanhoe Mines Ltd.	180,740	29,570	-	-	53,776
J. Crew Group, Inc.	285,015	13,330	-	-	76,063
Jacobs Engineering Group, Inc.	689,372	131,552	158,897	-	298,433
MannKind Corp.	52,987	3,718	589	-	26,331
Medarex, Inc.	70,594	-	27,540	-	-
Medivation, Inc.	9,127	25,235	5,636	-	24,497
Mettler-Toledo International, Inc.	140,384	123,180	-	-	168,581
NightHawk Radiology Holdings, Inc.	33,732	-	24,264	-	-
Noble Energy, Inc.	568,817	206,705	28,328	5,318	481,290
Petroplus Holdings AG	320,482	-	4,280	4,004	80,124
Quality Systems, Inc.	-	66,283	-	705	70,825
Red Back Mining, Inc.	43,667	92,944	-	-	137,858
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Sapient Corp.	$ 63,116	$ -	$ 46,723	$ -	$ -
Silver Bear Resources, Inc.	6,739	-	252	-	-
Sohu.com, Inc.	-	167,068	-	-	114,317
Susser Holdings Corp.	29,557	-	-	-	19,162
Tim Hortons, Inc.	355,194	30,398	-	3,438	304,929
TreeHouse Foods, Inc.	71,725	17	-	-	85,000
Ultimate Software Group, Inc.	49,252	28,934	50,243	-	-
VeriFone Holdings, Inc.	156,026	11,639	110,612	-	-
VeriSign, Inc.	340,746	46,928	183,143	-	-
VistaPrint Ltd.	108,774	33,574	98,442	-	-
Vivus, Inc.	-	32,829	-	-	22,128
Total	$ 4,682,596	$ 1,641,909	$ 947,325	$ 15,314	$ 2,813,835
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 48,943,903	$ 45,836,720	$ 2,779,444	$ 327,739
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 58,793
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(49,693)
Cost of Purchases	318,639
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 327,739

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	81.4%
Canada	5.6%
Bermuda	2.8%
Switzerland	2.6%
United Kingdom	1.7%
Netherlands Antilles	1.2%
Others (individually less than 1%)	4.7%
100.0%
Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $2,830,501,000 all of which will expire on December 31, 2016.
The fund intends to elect to defer to its fiscal year ending December 31, 2009 approximately $2,533,699,000 of losses recognized during the period November 1, 2008 to December 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2008

Assets
Investment in securities, at value (including securities loaned of $239,853) - See accompanying schedule: Unaffiliated issuers (cost $41,635,126)	$ 42,866,071
Fidelity Central Funds (cost $3,263,997)	3,263,997
Other affiliated issuers (cost $3,487,133)	2,813,835
Total Investments (cost $48,386,256)		$ 48,943,903
Foreign currency held at value (cost $8,342)		8,303
Receivable for investments sold		8,963
Receivable for fund shares sold		110,855
Dividends receivable		69,082
Distributions receivable from Fidelity Central Funds		4,101
Prepaid expenses		670
Other receivables		1,346
Total assets		49,147,223

Liabilities
Payable for investments purchased	$ 289,430
Payable for fund shares redeemed	122,748
Distributions payable	369
Accrued management fee	29,927
Other affiliated payables	9,479
Other payables and accrued expenses	2,120
Collateral on securities loaned, at value	243,160
Total liabilities		697,233

Net Assets		$ 48,449,990
Net Assets consist of:
Paid in capital		$ 53,877,297
Undistributed net investment income		15,798
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(6,000,099)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		556,994
Net Assets		$ 48,449,990

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2008

Contrafund: Net Asset Value, offering price and redemption price per share ($45,149,316 ÷ 997,507 shares)	$ 45.26

Class K: Net Asset Value, offering price and redemption price per share ($3,300,674 ÷ 72,969 shares)	$ 45.23

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended December 31, 2008

Investment Income
Dividends (including $15,314 earned from other affiliated issuers)		$ 722,816
Interest		912
Income from Fidelity Central Funds		156,430
Total income		880,158

Expenses
Management fee Basic fee	$ 373,154
Performance adjustment	125,382
Transfer agent fees	121,828
Accounting and security lending fees	2,868
Custodian fees and expenses	2,806
Independent trustees' compensation	323
Depreciation in deferred trustee compensation account	(9)
Registration fees	638
Audit	304
Legal	361
Miscellaneous	4,532
Total expenses before reductions	632,187
Expense reductions	(4,271)	627,916
Net investment income (loss)		252,242
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(5,379,614)
Other affiliated issuers	(522,080)
Foreign currency transactions	(12,292)
Total net realized gain (loss)		(5,913,986)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $333)	(24,064,716)
Assets and liabilities in foreign currencies	312
Total change in net unrealized appreciation (depreciation)		(24,064,404)
Net gain (loss)		(29,978,390)
Net increase (decrease) in net assets resulting from operations		$ (29,726,148)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2008	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 252,242	$ 498,495
Net realized gain (loss)	(5,913,986)	5,069,480
Change in net unrealized appreciation (depreciation)	(24,064,404)	7,732,793
Net increase (decrease) in net assets resulting from operations	(29,726,148)	13,300,768
Distributions to shareholders from net investment income	(228,923)	(460,400)
Distributions to shareholders from net realized gain	(717,940)	(4,689,324)
Total distributions	(946,863)	(5,149,724)
Share transactions - net increase (decrease)	(2,020,966)	4,416,651
Total increase (decrease) in net assets	(32,693,977)	12,567,695

Net Assets
Beginning of period	81,143,967	68,576,272
End of period (including undistributed net investment income of $15,798 and undistributed net investment income of $37,973, respectively)	$ 48,449,990	$ 81,143,967

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Contrafund

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 73.11	$ 65.21	$ 64.76	$ 56.74	$ 49.35
Income from Investment Operations
Net investment income (loss) B	.23	.48	.41	.27	.04
Net realized and unrealized gain (loss)	(27.22)	12.34	6.92	8.95	7.40
Total from investment operations	(26.99)	12.82	7.33	9.22	7.44
Distributions from net investment income	(.21)	(.44)	(.39)	(.23)	(.05)
Distributions from net realized gain	(.65)	(4.48)	(6.49)	(.97)	-
Total distributions	(.86)	(4.92)	(6.88)	(1.20)	(.05)
Net asset value, end of period	$ 45.26	$ 73.11	$ 65.21	$ 64.76	$ 56.74
Total Return A	(37.16)%	19.78%	11.54%	16.23%	15.07%
Ratios to Average Net Assets C, E
Expenses before reductions	.95%	.89%	.90%	.91%	.94%
Expenses net of fee waivers, if any	.95%	.89%	.90%	.91%	.94%
Expenses net of all reductions	.94%	.89%	.89%	.88%	.92%
Net investment income (loss)	.37%	.68%	.62%	.46%	.08%
Supplemental Data
Net assets, end of period (in millions)	$ 45,149	$ 81,144	$ 68,576	$ 60,143	$ 44,477
Portfolio turnover rate D	78%	56%	76%	60%	64%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Year ended December 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 68.59
Income from Investment Operations
Net investment income (loss) D	.22
Net realized and unrealized gain (loss)	(23.30)
Total from investment operations	(23.08)
Distributions from net investment income	(.28)
Net asset value, end of period	$ 45.23
Total Return B, C	(33.63)%
Ratios to Average Net Assets E, H
Expenses before reductions	.82% A
Expenses net of fee waivers, if any	.82%A
Expenses net of all reductions	.82%A
Net investment income (loss)	.75%A
Supplemental Data
Net assets, end of period (in millions)	$ 3,301
Portfolio turnover rate F	78%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to December 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2008

(Amounts in thousands except ratios)

1. Organization.

Fidelity Contrafund (the Fund) is a fund of Fidelity Contrafund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund was closed to most new accounts effective the close of business April 28, 2006 and reopened after the close of business on Monday, December 15, 2008. On January 17, 2008, the Board of Trustees of the Fund approved the creation of an additional class of shares. The Fund commenced sale of Class K shares and the existing class was designated Contrafund on May 9, 2008. After the commencement of Class K, the fund began offering conversion privileges between Contrafund and Class K to eligible shareholders of Contrafund. The Fund offers Contrafund and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of December 31, 2008, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 6,633,556
Unrealized depreciation	(6,712,462)
Net unrealized appreciation (depreciation)	(78,906)
Undistributed ordinary income	15,083
Capital loss carryforward	(2,830,501)

Cost for federal income tax purposes	$ 49,022,809

The tax character of distributions paid was as follows:

	December 31, 2008	December 31, 2007
Ordinary Income	$ 228,923	$ 554,573
Long-term Capital Gains	717,940	4,595,151
Total	$ 946,863	$ 5,149,724

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term and U.S. government securities, aggregated $51,164,719 and $48,198,408, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Contrafund, as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .75% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Contrafund. FIIOC receives an asset-based fee of .05% of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Contrafund	$ 121,508.18
Class K	320	.05*
	$ 121,828

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $467 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $146 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Security Lending - continued

to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $16,862.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Contrafund's operating expenses. During the period, this reimbursement reduced the class' expenses by $13.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $3,099 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $50. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Contrafund	$ 1,108
Class K	1
$ 1,109

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's

Annual Report

10. Other - continued

domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $3,966, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

During the period, Lehman Brothers Holdings, Inc. and certain of its affiliates (LBHI) sought protection under the insolvency laws of their jurisdictions of organization, including the United States, the United Kingdom and Japan. At the time LBHI's insolvency proceedings were instituted, the Fund had outstanding securities trades with counterparties affiliated with LBHI. As a result of the insolvency proceedings, LBHI is unable to fulfill its commitments and, in certain cases, the Fund may have terminated its trades and related agreements with the relevant entities and, where appropriate, is in the process of initiating claims for damages. FMR believes that the financial impact to the Fund relating to the terminated trades and agreements is immaterial.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2008 A	2007
From net investment income
Contrafund	$ 208,629	$ 460,400
Class K	20,294	-
Total	$ 228,923	$ 460,400
From net realized gain
Contrafund	$ 717,940	$ 4,689,324

A Distributions for Class K are for the period May 9, 2008 (commencement of sale of shares) to December 31, 2008.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2008 A	2007	2008 A	2007
Contrafund
Shares sold	153,230	152,510	$ 9,211,642	$ 10,836,141
Conversion to Class K	(71,716)	-	(3,520,561)	-
Reinvestment of distributions	15,647	69,556	906,942	5,046,930
Shares redeemed	(209,487)	(163,926)	(12,197,066)	(11,466,420)
Net increase (decrease)	(112,326)	58,140	$ (5,599,043)	$ 4,416,651
Class K
Shares sold	3,604	-	$ 167,149	$ -
Conversion from Contrafund	71,676	-	3,520,561	-
Reinvestment of distributions	462	-	20,294	-
Shares redeemed	(2,773)	-	(129,927)	-
Net increase (decrease)	72,969	-	$ 3,578,077	$ -

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to December 31, 2008.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Contrafund and the Shareholders of Fidelity Contrafund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Contrafund (a fund of Fidelity Contrafund) at December 31, 2008, the results of its operations for the periods indicated, the changes in its net assets for each of the periods indicated and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Contrafund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 19, 2009

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 222 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 380 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (60)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Currently, Mr. Dirks serves as a member of the Board of Directors for Brookville Children's Services, Inc. (2009-present).

Alan J. Lacy (55)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Ned C. Lautenbach (64)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (64)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (64)

Year of Election or Appointment: 2005

Ms. Small is a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College and as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy. In addition, she served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (69)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, he is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (59)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (58)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Advisory Board Member and Executive Officers**:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (39)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Walter C. Donovan (46)

Year of Election or Appointment: 2007

Vice President of Fidelity's Equity Funds. Mr. Donovan also serves as President of FMR and FMR Co., Inc., and Executive Vice President of Fidelity Investments Money Management, Inc. (2007-present). Previously, Mr. Donovan served as Executive Vice President of FMR and FMR Co., Inc. (2005-2007) and Senior Vice President of FMR (2003-2005) and FMR Co., Inc. (2004-2005).

Bruce T. Herring (43)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Group Chief Investments Officer of FMR. Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds.

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

John B. McGinty, Jr. (46)

Year of Election or Appointment: 2008

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. McGinty is an employee of Fidelity Investments (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Kenneth A. Rathgeber (61)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present).

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Robert G. Byrnes (42)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

Contrafund designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Contrafund designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	39,846,222,733.67	95.475
Withheld	1,888,670,465.66	4.525
TOTAL	41,734,893,199.33	100.000
Dennis J. Dirks
Affirmative	39,979,631,301.91	95.794
Withheld	1,755,261,897.42	4.206
TOTAL	41,734,893,199.33	100.000
Edward C. Johnson 3d
Affirmative	39,780,037,081.16	95.316
Withheld	1,954,856,118.17	4.684
TOTAL	41,734,893,199.33	100.000
Alan J. Lacy
Affirmative	39,956,311,889.69	95.738
Withheld	1,778,581,309.64	4.262
TOTAL	41,734,893,199.33	100.000
Ned C. Lautenbach
Affirmative	39,953,914,015.23	95.733
Withheld	1,780,979,184.10	4.267
TOTAL	41,734,893,199.33	100.000
Joseph Mauriello
Affirmative	39,950,443,870.38	95.724
Withheld	1,784,449,328.95	4.276
TOTAL	41,734,893,199.33	100.000
Cornelia M. Small
Affirmative	39,962,184,213.65	95.752
Withheld	1,772,708,985.68	4.248
TOTAL	41,734,893,199.33	100.000
William S. Stavropoulos
Affirmative	39,840,021,047.17	95.460
Withheld	1,894,872,152.16	4.540
TOTAL	41,734,893,199.33	100.000
	# of Votes	% of Votes
David M. Thomas
Affirmative	39,964,931,571.22	95.759
Withheld	1,769,961,628.11	4.241
TOTAL	41,734,893,199.33	100.000
Michael E. Wiley
Affirmative	39,953,080,715.70	95.731
Withheld	1,781,812,483.63	4.269
TOTAL	41,734,893,199.33	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	27,037,561,266.55	64.784
Against	7,285,785,439.60	17.457
Abstain	1,777,270,912.26	4.259
Broker Non-Votes	5,634,275,580.92	13.500
TOTAL	41,734,893,199.33	100.000
PROPOSAL 3

A shareholder proposal concerning "oversight procedures to screen out investments in companies that, in the judgement of the Board, substantially contribute to genocide, patterns of extraordinary and egregious violations of human rights, or crimes against humanity."

The fund did not achieve quorum with respect to this proposal, and therefore no action was taken at the meeting and subsequent adjournments. Because sufficient votes in favor of the proposal were not received, on June 18, 2008, the proxies in their discretion determined not to adjourn the meeting further on this item.

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Contrafund

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (Japan) Inc. and Fidelity Management & Research (Hong Kong) Limited, as well as amendments to the fund's agreement with Fidelity Management & Research (U.K.) Inc.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board further considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a custom peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a custom peer group of mutual funds defined by FMR based on categories assigned by Morningstar, Inc. (The fund did not offer Class K as of December 31, 2007.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund. The fund's custom peer group, defined by FMR, is a peer group that FMR believes provides a more meaningful performance comparison than the peer group assigned by Morningstar, Inc., which assigns mutual funds to categories based on their investment styles as measured by their underlying portfolio holdings.

Annual Report

Fidelity Contrafund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the first quartile for all the periods shown. The Board also stated that the investment performance of the fund compared favorably to its benchmark for all the periods shown.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how the fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Annual Report

Fidelity Contrafund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

In connection with the renewal of the fund's management contract, the Board also approved non-material amendments to the fund's management contract to clarify certain provisions regarding the calculation of the fund's performance adjustment.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's total expenses ranked below its competitive median for 2007.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Annual Report

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board also considered that although the fund is partially closed to new investors, it continues to incur investment management expenses, and marketing and distribution expenses related to the retention of existing shareholders and assets. The Board further noted that the fund may continue to realize benefits from the group fee structure, even though assets may not be expected to grow significantly at the fund level. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures and rationale for recommending different fees among categories of funds; and (vi) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc. Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

CON-UANN-0209
1.787729.105

Fidelity®
Contrafund®-
Class K

Annual Report

December 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

An all-out credit crisis gripped the world's capital markets in 2008, stunting economic growth, toppling commodity prices and pushing equity markets into their steepest declines in decades. Within this ultra-risk-averse climate, virtually the only positive results came from the relative security of U.S. government-backed assets. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2008	Past 1 year	Past 5 years	Past 10 years
Class KA	-37.10%	2.36%	2.84%

A The initial offering of Class K shares took place on May 9, 2008. Returns prior to May 9, 2008 are those of Contrafund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Contrafund® - Class K on December 31, 1998. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index (S&P 500®) performed over the same period. The initial offering of Class K took place on May 9, 2008. See above for additional information regarding the performance of Class K.

Annual Report

Management's Discussion of Fund Performance

Comments from William Danoff, Portfolio Manager of Fidelity® Contrafund®

The U.S. equity markets collapsed during the 12 months ending December 31, 2008. As home values fell and credit availability decreased, consumers tightened their purse strings in anticipation of a recession. The Standard & Poor's 500SM Index slid 37.00%. All 10 sectors in the S&P 500® turned in negative performance, led by financials, which dropped more than 55%. Beginning in September, the U.S. economy spiraled downward, as several large financial institutions went bankrupt, were forced into acquisitions or were taken over by the federal government. The Federal Reserve Board facilitated many of these and other transactions, and also lowered the federal funds target rate seven times over the year, leaving it at 0.00% to 0.25% at period end. The stock market continued to perform erratically, however, as unemployment levels rose, energy prices dropped and U.S. automakers signaled extreme distress. The Dow Jones Industrial AverageSM declined 31.93% for the 12-month period, while the technology-heavy NASDAQ Composite® Index dropped 40.03%. By comparison, the MSCI® EAFE® Index (Europe, Australasia, Far East) - a measure of developed markets outside the U.S. and Canada - tumbled 43.28%.

Within the past year's difficult market environment, Contrafund's Class K shares performed in line with the S&P 500 index. (For specific Class-level returns, please see the performance section of this report.) The fund's stakes in several economically sensitive information technology stocks, together with not owning enough of some of the more stable performers in the energy sector, were costly to its performance versus the index. Unrewarding picks in the retailing and capital goods groups also hurt, as did an underweighting in the defensively oriented consumer staples sector. Among the biggest detractors were such technology names as Internet search leader Google; consumer electronics giant Apple; and Canada-based Research In Motion, an out-of-index maker of wireless communications devices. Underweightings in integrated oil company Exxon Mobil and mega-retailer Wal-Mart also hurt. Currency fluctuations against a strengthening dollar also hurt results for our non-U.S. holdings. On the upside, the fund's biggest contributor to relative performance was biotechnology leader Genentech, whose stock price rose during the period, in part because of a takeover bid from Swiss pharma firm Roche Holding. Underweighting such toxic financial names as American International Group (AIG) and Citigroup also helped, as did a significant underweighting in index heavyweight General Electric (GE), whose troubled financing unit dragged down investor confidence in the stock. Neither AIG nor GE was held at period end. A moderate cash position was beneficial as well.

Note to shareholders: Contrafund reopened to new accounts on December 16, 2008.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2008 to December 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Expenses Paid During Period* July 1, 2008 to December 31, 2008
Contrafund	.98%
Actual		$ 1,000.00	$ 684.20	$ 4.15
HypotheticalA		$ 1,000.00	$ 1,020.21	$ 4.98
Class K	.82%
Actual		$ 1,000.00	$ 684.60	$ 3.47
HypotheticalA		$ 1,000.00	$ 1,021.01	$ 4.17

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Genentech, Inc.	4.1	2.0
Berkshire Hathaway, Inc. Class A	4.0	3.1
Google, Inc. Class A (sub. vtg.)	3.8	3.6
Wells Fargo & Co.	3.5	0.6
Procter & Gamble Co.	3.2	1.9
Johnson & Johnson	2.4	0.6
Gilead Sciences, Inc.	2.2	1.2
McDonald's Corp.	2.2	0.9
The Coca-Cola Co.	2.1	1.4
Apple, Inc.	2.1	2.6
	29.6
Top Five Market Sectors as of December 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	20.5	9.5
Information Technology	18.7	21.6
Financials	13.3	8.9
Consumer Staples	13.1	7.1
Consumer Discretionary	10.4	6.5
Asset Allocation (% of fund's net assets)
As of December 31, 2008 *		As of June 30, 2008 **
	Stocks 94.2%		Stocks 92.5%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets 5.7%		Short-Term Investments and Net Other Assets 7.4%
* Foreign investments	18.6%	** Foreign investments	28.0%

Annual Report

Investments December 31, 2008

Showing Percentage of Net Assets

Common Stocks - 94.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.4%
Automobiles - 0.2%
Ford Motor Co. (a)(d)	4,793,400	$ 10,977
Honda Motor Co. Ltd. sponsored ADR	1,007,500	21,500
Toyota Motor Corp.	1,332,900	44,027
		76,504
Distributors - 0.0%
LKQ Corp. (a)	1,657,800	19,330
Diversified Consumer Services - 0.3%
Apollo Group, Inc. Class A (non-vtg.) (a)	25,800	1,977
K12, Inc.	98,138	1,840
Strayer Education, Inc.	640,670	137,366
		141,183
Hotels, Restaurants & Leisure - 3.7%
Ajisen (China) Holdings Ltd.	570,000	267
Cafe de Coral Holdings Ltd.	8,730,000	17,711
Chipotle Mexican Grill, Inc.:
Class A (a)(d)	2,415,750	149,728
Class B (a)	284,596	16,305
Las Vegas Sands Corp. unit (a)	1,720,000	178,020
McDonald's Corp.	16,966,570	1,055,151
Sodexo SA	1,018,044	56,848
Starbucks Corp. (a)	1,006,900	9,525
Tim Hortons, Inc. (e)	10,573,132	304,929
Yum! Brands, Inc.	741,200	23,348
		1,811,832
Household Durables - 0.3%
Centex Corp.	491,200	5,226
D.R. Horton, Inc.	1,834,000	12,966
Gafisa SA sponsored ADR (d)	2,565,095	23,753
Snap-On, Inc.	2,710,786	106,751
		148,696
Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (a)	2,910,108	149,230
Media - 3.1%
Central European Media Enterprises Ltd. Class A (a)	1,133,600	24,622
Comcast Corp. Class A	710,700	11,997
Discovery Communications, Inc. (a)	4,932,205	69,840
Interpublic Group of Companies, Inc. (a)	15,564,149	61,634
Liberty Global, Inc. Class A (a)	1,125,200	17,913
Liberty Media Corp. - Entertainment Class A (a)	6,518,116	113,937
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Marvel Entertainment, Inc. (a)(d)	618,600	$ 19,022
Pearson PLC	1,000,000	9,567
Scripps Networks Interactive, Inc. Class A	4,554,952	100,209
The DIRECTV Group, Inc. (a)(d)	6,253,900	143,277
The Walt Disney Co.	39,523,106	896,779
The Weinstein Co. Holdings, LLC Class A-1 (g)	41,234	30,926
Viacom, Inc. Class B (non-vtg.) (a)	307,500	5,861
		1,505,584
Multiline Retail - 0.2%
99 Cents Only Stores (a)(d)	902,300	9,862
Dollar Tree, Inc. (a)	1,263,100	52,798
Family Dollar Stores, Inc.	595,600	15,527
		78,187
Specialty Retail - 1.0%
AutoZone, Inc. (a)	115,000	16,039
Best Buy Co., Inc.	213,000	5,987
Gamestop Corp. Class A (a)	3,797,040	82,244
Genesco, Inc. (a)	182,736	3,092
H&M Hennes & Mauritz AB (B Shares)	156,600	6,292
Inditex SA	291,500	13,042
J. Crew Group, Inc. (a)(d)(e)	6,234,704	76,063
The Buckle, Inc. (d)	1,309,830	28,580
TJX Companies, Inc.	10,138,648	208,552
Urban Outfitters, Inc. (a)(d)	3,181,400	47,657
		487,548
Textiles, Apparel & Luxury Goods - 1.3%
Coach, Inc. (a)	978,600	20,326
Deckers Outdoor Corp. (a)	260,152	20,778
Lululemon Athletica, Inc. (a)	126,200	1,001
NIKE, Inc. Class B	10,180,100	519,185
Warnaco Group, Inc. (a)	2,155,600	42,314
		603,604
TOTAL CONSUMER DISCRETIONARY		5,021,698
CONSUMER STAPLES - 13.1%
Beverages - 3.5%
Boston Beer Co., Inc. Class A (a)	62,462	1,774
Coca-Cola FEMSA SAB de CV sponsored ADR	756,089	32,897
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Diageo PLC sponsored ADR	654,400	$ 37,131
Fomento Economico Mexicano SA de CV sponsored ADR	1,572,900	47,391
Hansen Natural Corp. (a)	300,000	10,059
PepsiCo, Inc.	8,892,373	487,035
Pernod Ricard SA (d)	756,300	56,451
The Coca-Cola Co.	22,965,391	1,039,643
		1,712,381
Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	3,573,923	187,631
Koninklijke Ahold NV	479,100	5,932
Susser Holdings Corp. (a)(e)	1,441,800	19,162
Tesco PLC	36,267,337	191,675
Wal-Mart Stores, Inc.	2,218,100	124,347
Walgreen Co.	2,290,300	56,502
William Morrison Supermarkets PLC	4,436,200	18,251
		603,500
Food Products - 3.2%
Cadbury PLC	10,087,800	90,476
Campbell Soup Co.	1,948,300	58,468
General Mills, Inc.	3,915,600	237,873
Groupe Danone	2,962,544	179,846
H.J. Heinz Co.	3,141,800	118,132
Kellogg Co.	3,687,734	161,707
Kraft Foods, Inc. Class A	8,402,100	225,596
Nestle SA (Reg.)	8,168,246	322,705
Ralcorp Holdings, Inc. (a)	1,000,500	58,429
TreeHouse Foods, Inc. (a)(e)	3,120,427	85,000
Want Want China Holdings Ltd.	21,283,000	8,851
		1,547,083
Household Products - 4.6%
Colgate-Palmolive Co.	9,492,511	650,617
Procter & Gamble Co.	25,210,070	1,558,487
		2,209,104
Personal Products - 0.2%
Avon Products, Inc.	438,000	10,525
Estee Lauder Companies, Inc. Class A	2,564,400	79,394
		89,919
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 0.4%
Philip Morris International, Inc.	4,193,000	$ 182,437
TOTAL CONSUMER STAPLES		6,344,424
ENERGY - 7.3%
Energy Equipment & Services - 1.2%
Schlumberger Ltd. (NY Shares)	13,427,608	568,391
Smith International, Inc.	222,079	5,083
		573,474
Oil, Gas & Consumable Fuels - 6.1%
BG Group PLC sponsored ADR	83,300	5,927
Birchcliff Energy Ltd. (a)	4,639,500	19,257
Canadian Natural Resources Ltd.	4,219,806	169,077
Chesapeake Energy Corp.	5,790,291	93,629
ConocoPhillips	320,800	16,617
EnCana Corp.	12,517,548	586,011
EOG Resources, Inc.	5,115,857	340,614
Exxon Mobil Corp.	10,310,537	823,090
Hess Corp.	1,416,100	75,960
Murphy Oil Corp.	26,800	1,189
Noble Energy, Inc. (e)	9,778,336	481,290
Occidental Petroleum Corp.	2,235,602	134,114
Petroleo Brasileiro SA - Petrobras sponsored ADR	4,926,600	120,652
Petroplus Holdings AG (e)	3,972,572	80,124
Southwestern Energy Co. (a)	1,188,067	34,418
		2,981,969
TOTAL ENERGY		3,555,443
FINANCIALS - 13.3%
Capital Markets - 0.5%
Bank of New York Mellon Corp.	854,700	24,214
Charles Schwab Corp.	7,092,875	114,692
Goldman Sachs Group, Inc.	1,323,944	111,728
		250,634
Commercial Banks - 4.1%
Banco do Brasil SA	4,624,600	28,807
Banco Santander SA sponsored ADR (d)	523,300	4,966
PNC Financial Services Group, Inc.	1,517,700	74,367
Standard Chartered PLC (United Kingdom)	6,663,239	86,541
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
U.S. Bancorp, Delaware (d)	3,598,400	$ 89,996
Wells Fargo & Co.	56,878,315	1,676,773
		1,961,450
Consumer Finance - 0.1%
American Express Co.	674,433	12,511
Promise Co. Ltd.	352,450	8,932
SLM Corp. (a)	500,000	4,450
		25,893
Diversified Financial Services - 1.9%
Bank of America Corp.	111,600	1,571
Citigroup, Inc.	25,563,900	171,534
JPMorgan Chase & Co.	23,481,629	740,376
		913,481
Insurance - 6.6%
ACE Ltd.	5,025,078	265,927
Admiral Group PLC	4,108,822	55,049
Arch Capital Group Ltd. (a)	1,322,923	92,737
Axis Capital Holdings Ltd.	2,384,800	69,445
Berkshire Hathaway, Inc. Class A (a)	20,060	1,937,796
Fairfax Financial Holdings Ltd.	241,922	77,545
The Chubb Corp.	8,234,500	419,960
The Travelers Companies, Inc.	3,417,915	154,490
W.R. Berkley Corp.	3,993,900	123,811
Willis Group Holdings Ltd.	580,000	14,430
		3,211,190
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	4,252,200	67,865
TOTAL FINANCIALS		6,430,513
HEALTH CARE - 20.5%
Biotechnology - 8.5%
Acorda Therapeutics, Inc. (a)	391,100	8,021
Actelion Ltd. (Reg.) (a)	884,530	49,924
Alexion Pharmaceuticals, Inc. (a)	272,250	9,853
Amgen, Inc. (a)	3,237,300	186,954
Biogen Idec, Inc. (a)	1,034,700	49,283
BioMarin Pharmaceutical, Inc. (a)	596,000	10,609
Celgene Corp. (a)	4,998,504	276,317
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Cephalon, Inc. (a)	1,035,800	$ 79,798
CSL Ltd.	4,271,014	102,734
Cubist Pharmaceuticals, Inc. (a)	2,647,750	63,970
Genentech, Inc. (a)	23,696,949	1,964,716
Genmab AS (a)	547,800	21,368
Genzyme Corp. (a)	352,300	23,382
Gilead Sciences, Inc. (a)	20,980,094	1,072,922
GTx, Inc. (a)	1,180,428	19,878
MannKind Corp. (a)(d)(e)	7,676,769	26,331
MannKind Corp. warrants 8/3/10 (a)(g)	304,338	201
Martek Biosciences	562,200	17,040
Medarex, Inc. (a)(d)	2,289,503	12,775
Myriad Genetics, Inc. (a)	1,626,300	107,759
Seattle Genetics, Inc. (a)	849,376	7,593
		4,111,428
Health Care Equipment & Supplies - 3.9%
Alcon, Inc.	2,887,500	257,536
Baxter International, Inc.	2,924,700	156,735
Becton, Dickinson & Co.	4,034,306	275,906
C.R. Bard, Inc.	2,559,440	215,658
Covidien Ltd.	10,084,108	365,448
DENTSPLY International, Inc.	5,881,574	166,096
Edwards Lifesciences Corp. (a)	2,487,511	136,689
Gen-Probe, Inc. (a)	914,334	39,170
Mindray Medical International Ltd. sponsored ADR (d)	224,975	4,050
NuVasive, Inc. (a)	1,335,263	46,267
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	692,000	1,053
St. Jude Medical, Inc. (a)	760,600	25,069
Stryker Corp. (d)	3,053,550	121,989
Thoratec Corp. (a)	720,800	23,419
Varian Medical Systems, Inc. (a)	1,256,900	44,042
Zoll Medical Corp. (a)	267,144	5,046
		1,884,173
Health Care Providers & Services - 0.6%
athenahealth, Inc. (a)	200,000	7,524
Genoptix, Inc. (a)(e)	1,042,357	35,524
Henry Schein, Inc. (a)	447,300	16,411
Medco Health Solutions, Inc. (a)	6,043,387	253,278
		312,737
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 0.6%
Illumina, Inc. (a)	709,840	$ 18,491
Medivation, Inc. (a)(d)(e)	1,681,362	24,497
QIAGEN NV (a)	1,375,600	24,156
Sequenom, Inc. (a)(d)	485,845	9,639
Techne Corp.	1,101,580	71,074
Thermo Fisher Scientific, Inc. (a)	1,247,000	42,485
Waters Corp. (a)	2,146,381	78,665
		269,007
Pharmaceuticals - 6.9%
Abbott Laboratories	15,959,883	851,779
Aspen Pharmacare Holdings Ltd. (a)	1,500,000	5,384
AstraZeneca PLC:
(United Kingdom)	2,978,900	123,695
sponsored ADR (d)	375,600	15,411
Bayer AG	321,332	19,300
Bristol-Myers Squibb Co.	11,005,600	255,880
Endo Pharmaceuticals Holdings, Inc. (a)	5,578,737	144,378
Johnson & Johnson	19,011,400	1,137,452
Merck & Co., Inc.	4,313,550	131,132
Novartis AG sponsored ADR	963,700	47,954
Novo Nordisk AS Series B	2,311,025	119,790
Pfizer, Inc.	9,966,300	176,503
Pronova BioPharma ASA (a)	8,008,200	26,913
Roche Holding AG (participation certificate)	1,235,514	190,839
Schering-Plough Corp.	922,700	15,714
Shionogi & Co. Ltd.	400,000	10,321
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,315,900	56,018
Vivus, Inc. (a)(e)	4,159,373	22,128
		3,350,591
TOTAL HEALTH CARE		9,927,936
INDUSTRIALS - 5.3%
Aerospace & Defense - 0.6%
AeroVironment, Inc. (a)(d)	882,323	32,478
Axsys Technologies, Inc. (a)	336,901	18,482
Lockheed Martin Corp.	2,153,313	181,051
Teledyne Technologies, Inc. (a)	612,576	27,290
		259,301
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	8,167,225	$ 449,442
Airlines - 0.2%
Allegiant Travel Co. (a)	580,000	28,171
Ryanair Holdings PLC sponsored ADR (a)	2,862,800	83,250
		111,421
Commercial Services & Supplies - 0.1%
Covanta Holding Corp. (a)	2,132,290	46,825
Construction & Engineering - 0.6%
Jacobs Engineering Group, Inc. (a)(e)	6,204,438	298,433
Electrical Equipment - 0.9%
Cooper Industries Ltd. Class A	11,010,641	321,841
Energy Conversion Devices, Inc. (a)(d)(e)	2,864,382	72,211
First Solar, Inc. (a)	127,100	17,535
Sunpower Corp. Class B (a)	200,600	6,106
Vestas Wind Systems AS (a)	89,900	5,316
		423,009
Industrial Conglomerates - 0.0%
3M Co.	216,000	12,429
Machinery - 1.4%
Danaher Corp.	7,172,409	406,030
Kennametal, Inc.	1,021,017	22,656
PACCAR, Inc. (d)	7,976,341	228,123
SPX Corp.	945,097	38,324
		695,133
Professional Services - 0.2%
Dun & Bradstreet Corp.	194,300	15,000
FTI Consulting, Inc. (a)	555,200	24,806
Robert Half International, Inc.	1,402,800	29,206
		69,012
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp.	796,000	60,265
Canadian National Railway Co.	3,223,400	118,636
		178,901
Trading Companies & Distributors - 0.0%
Fastenal Co. (d)	97,400	3,394
TOTAL INDUSTRIALS		2,547,300
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 18.6%
Communications Equipment - 1.7%
BYD Electronic International Co. Ltd.	68,342,500	$ 24,222
Cisco Systems, Inc. (a)	1,395,200	22,742
EchoStar Holding Corp. Class A (a)	270,400	4,021
QUALCOMM, Inc.	14,770,238	529,218
Research In Motion Ltd. (a)	5,544,909	225,012
		805,215
Computers & Peripherals - 4.0%
Apple, Inc. (a)	11,733,437	1,001,449
Dell, Inc. (a)	5,801,700	59,409
Hewlett-Packard Co.	20,110,949	729,826
International Business Machines Corp.	1,454,600	122,419
Logitech International SA (a)	1,871,800	29,163
		1,942,266
Electronic Equipment & Components - 1.5%
Amphenol Corp. Class A (e)	9,325,012	223,614
BYD Co. Ltd. (H Shares)	14,353,500	23,650
FLIR Systems, Inc. (a)(e)	9,689,108	297,262
Itron, Inc. (a)	88,900	5,666
Mettler-Toledo International, Inc. (a)(e)	2,501,200	168,581
National Instruments Corp.	253,514	6,176
		724,949
Internet Software & Services - 4.4%
Baidu.com, Inc. sponsored ADR (a)	119,000	15,538
Constant Contact, Inc. (a)(d)	1,294,483	17,152
Google, Inc. Class A (sub. vtg.) (a)	5,945,976	1,829,280
NHN Corp. (a)	237,049	24,991
Open Text Corp. (a)	890,700	27,079
Sohu.com, Inc. (a)(e)	2,414,800	114,317
Telecity Group PLC (a)	212,100	549
Tencent Holdings Ltd.	8,053,400	52,328
VeriSign, Inc. (a)	2,994,213	57,130
		2,138,364
IT Services - 3.4%
Accenture Ltd. Class A	12,949,300	424,608
Automatic Data Processing, Inc.	283,700	11,161
Cognizant Technology Solutions Corp. Class A (a)	550,000	9,933
CyberSource Corp. (a)	1,512,351	18,133
Fiserv, Inc. (a)	150,000	5,456
Global Payments, Inc.	346,500	11,362
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Hewitt Associates, Inc. Class A (a)	869,500	$ 24,676
MasterCard, Inc. Class A	3,170,341	453,137
The Western Union Co.	8,829,668	126,617
Visa, Inc.	11,055,793	579,876
		1,664,959
Semiconductors & Semiconductor Equipment - 0.3%
Intel Corp.	2,341,750	34,330
International Rectifier Corp. (a)	425,000	5,738
Monolithic Power Systems, Inc. (a)	123,200	1,554
Samsung Electronics Co. Ltd.	187,410	68,141
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,924,600	15,204
Xilinx, Inc.	653,600	11,647
		136,614
Software - 3.3%
Activision Blizzard, Inc. (a)	27,263,564	235,557
Adobe Systems, Inc. (a)	11,783,608	250,873
Ansys, Inc. (a)	563,338	15,711
Autonomy Corp. PLC (a)	1,919,153	27,106
BMC Software, Inc. (a)	2,334,950	62,834
Concur Technologies, Inc. (a)(d)(e)	2,758,300	90,527
McAfee, Inc. (a)	7,161,235	247,564
Nintendo Co. Ltd.	372,300	142,219
Oracle Corp. (a)	15,500,600	274,826
Quality Systems, Inc. (d)(e)	1,623,685	70,825
Salesforce.com, Inc. (a)	4,050,382	129,653
Solera Holdings, Inc. (a)	347,523	8,375
Ubisoft Entertainment SA (a)	2,092,354	41,246
		1,597,316
TOTAL INFORMATION TECHNOLOGY		9,009,683
MATERIALS - 5.0%
Chemicals - 0.9%
Ecolab, Inc.	4,760,663	167,337
Monsanto Co.	2,643,665	185,982
Praxair, Inc.	1,326,720	78,754
		432,073
Metals & Mining - 4.1%
Agnico-Eagle Mines Ltd.	571,800	29,499
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
B2Gold Corp.	98,200	$ 37
B2Gold Corp. (f)	5,000,000	1,890
Barrick Gold Corp.	76,600	2,815
Eldorado Gold Corp. (a)	13,044,479	103,460
Franco-Nevada Corp. (d)(e)	7,511,900	131,383
Freeport-McMoRan Copper & Gold, Inc. Class B	234,600	5,734
Gerdau SA sponsored ADR	3,772,600	24,899
Goldcorp, Inc.	18,382,683	580,021
Ivanhoe Mines Ltd. (a)(e)	20,008,800	53,776
Kinross Gold Corp.	19,699,579	364,297
Newcrest Mining Ltd.	11,043,226	268,120
Nucor Corp.	1,229,600	56,808
Randgold Resources Ltd. sponsored ADR	3,862,607	169,646
Red Back Mining, Inc. (a)(e)	18,934,000	133,676
Red Back Mining, Inc. (a)(e)(f)	592,400	4,182
Royal Gold, Inc.	1,116,733	54,954
United States Steel Corp.	401,400	14,932
		2,000,129
TOTAL MATERIALS		2,432,202
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.1%
Nippon Telegraph & Telephone Corp.	9,000	50,465
Wireless Telecommunication Services - 0.4%
America Movil SAB de CV Series L sponsored ADR	3,317,400	102,806
Bharti Airtel Ltd. (a)	6,078,093	89,679
NTT DoCoMo, Inc.	8,233	16,192
Vodafone Group PLC sponsored ADR	276,400	5,650
		214,327
TOTAL TELECOMMUNICATION SERVICES		264,792
UTILITIES - 0.2%
Electric Utilities - 0.1%
E.ON AG sponsored ADR	464,600	18,932
FirstEnergy Corp.	327,000	15,886
		34,818
Multi-Utilities - 0.1%
YTL Corp. Bhd	20,877,500	42,750
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Water Utilities - 0.0%
YTL Power International BHD	34,795	$ 19
TOTAL UTILITIES		77,587
TOTAL COMMON STOCKS (Cost $45,003,673)		45,611,578
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.1%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Ning, Inc. Series D 8.00% (g)	4,021,166	15,803
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
superDimension Ltd. (a)(g)	698,064	10,471
Life Sciences Tools & Services - 0.0%
Fluidigm Corp. (g)	4,389,865	8,780
TOTAL HEALTH CARE		19,251
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.0%
Digg, Inc. Series C, 8.00% (g)	410,013	3,075
Software - 0.1%
Trion World Network, Inc. 8.00% (g)	3,950,196	21,691
TOTAL INFORMATION TECHNOLOGY		24,766
TOTAL CONVERTIBLE PREFERRED STOCKS		59,820
Nonconvertible Preferred Stocks - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Slide, Inc. Series D (a)(g)	6,861,467	8,508
TOTAL PREFERRED STOCKS (Cost $118,586)		68,328
Money Market Funds - 6.7%
	Shares	Value (000s)
Fidelity Cash Central Fund, 1.06% (b)	3,020,837,112	$ 3,020,837
Fidelity Securities Lending Cash Central Fund, 0.87% (b)(c)	243,159,648	243,160
TOTAL MONEY MARKET FUNDS (Cost $3,263,997)		3,263,997
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $48,386,256)		48,943,903
NET OTHER ASSETS - (1.0)%		(493,913)
NET ASSETS - 100%		$ 48,449,990
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,072,000 or 0.0% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $99,455,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Digg, Inc. Series C, 8.00%	9/23/08	$ 4,317
Fluidigm Corp.	10/9/07	$ 17,559
MannKind Corp. warrants 8/3/10	8/3/05	$ 8
Ning, Inc. Series D 8.00%	3/19/08	$ 28,751
Slide, Inc. Series D	1/14/08	$ 31,308
superDimension Ltd.	2/27/08 - 5/22/08	$ 14,960
The Weinstein Co. Holdings, LLC Class A-1	10/19/05	$ 41,234
Trion World Network, Inc. 8.00%	8/22/08	$ 21,691
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 139,568
Fidelity Securities Lending Cash Central Fund	16,862
Total	$ 156,430
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Activision, Inc.	$ 172,548	$ -	$ -	$ -	$ -
Amphenol Corp. Class A	380,392	61,230	10,048	542	223,614
Aruba Networks, Inc.	60,348	-	19,710	-	-
Bankrate, Inc.	57,083	30,462	48,632	-	-
California Pizza Kitchen, Inc.	24,851	-	16,354	-	-
CommVault Systems, Inc.	90,994	-	54,509	-	-
Concur Technologies, Inc.	-	144,066	29,052	-	90,527
Constant Contact, Inc.	31,951	10,409	15,255	-	-
Energy Conversion Devices, Inc.	-	157,646	-	-	72,211
FLIR Systems, Inc.	230,479	87,544	9,964	-	297,262
Franco-Nevada Corp.	57,904	66,550	-	1,307	131,383
Genoptix, Inc.	-	40,098	4,852	-	35,524
Ivanhoe Mines Ltd.	180,740	29,570	-	-	53,776
J. Crew Group, Inc.	285,015	13,330	-	-	76,063
Jacobs Engineering Group, Inc.	689,372	131,552	158,897	-	298,433
MannKind Corp.	52,987	3,718	589	-	26,331
Medarex, Inc.	70,594	-	27,540	-	-
Medivation, Inc.	9,127	25,235	5,636	-	24,497
Mettler-Toledo International, Inc.	140,384	123,180	-	-	168,581
NightHawk Radiology Holdings, Inc.	33,732	-	24,264	-	-
Noble Energy, Inc.	568,817	206,705	28,328	5,318	481,290
Petroplus Holdings AG	320,482	-	4,280	4,004	80,124
Quality Systems, Inc.	-	66,283	-	705	70,825
Red Back Mining, Inc.	43,667	92,944	-	-	137,858
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Sapient Corp.	$ 63,116	$ -	$ 46,723	$ -	$ -
Silver Bear Resources, Inc.	6,739	-	252	-	-
Sohu.com, Inc.	-	167,068	-	-	114,317
Susser Holdings Corp.	29,557	-	-	-	19,162
Tim Hortons, Inc.	355,194	30,398	-	3,438	304,929
TreeHouse Foods, Inc.	71,725	17	-	-	85,000
Ultimate Software Group, Inc.	49,252	28,934	50,243	-	-
VeriFone Holdings, Inc.	156,026	11,639	110,612	-	-
VeriSign, Inc.	340,746	46,928	183,143	-	-
VistaPrint Ltd.	108,774	33,574	98,442	-	-
Vivus, Inc.	-	32,829	-	-	22,128
Total	$ 4,682,596	$ 1,641,909	$ 947,325	$ 15,314	$ 2,813,835
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 48,943,903	$ 45,836,720	$ 2,779,444	$ 327,739
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 58,793
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(49,693)
Cost of Purchases	318,639
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 327,739

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	81.4%
Canada	5.6%
Bermuda	2.8%
Switzerland	2.6%
United Kingdom	1.7%
Netherlands Antilles	1.2%
Others (individually less than 1%)	4.7%
100.0%
Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $2,830,501,000 all of which will expire on December 31, 2016.
The fund intends to elect to defer to its fiscal year ending December 31, 2009 approximately $2,533,699,000 of losses recognized during the period November 1, 2008 to December 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2008

Assets
Investment in securities, at value (including securities loaned of $239,853) - See accompanying schedule: Unaffiliated issuers (cost $41,635,126)	$ 42,866,071
Fidelity Central Funds (cost $3,263,997)	3,263,997
Other affiliated issuers (cost $3,487,133)	2,813,835
Total Investments (cost $48,386,256)		$ 48,943,903
Foreign currency held at value (cost $8,342)		8,303
Receivable for investments sold		8,963
Receivable for fund shares sold		110,855
Dividends receivable		69,082
Distributions receivable from Fidelity Central Funds		4,101
Prepaid expenses		670
Other receivables		1,346
Total assets		49,147,223

Liabilities
Payable for investments purchased	$ 289,430
Payable for fund shares redeemed	122,748
Distributions payable	369
Accrued management fee	29,927
Other affiliated payables	9,479
Other payables and accrued expenses	2,120
Collateral on securities loaned, at value	243,160
Total liabilities		697,233

Net Assets		$ 48,449,990
Net Assets consist of:
Paid in capital		$ 53,877,297
Undistributed net investment income		15,798
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(6,000,099)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		556,994
Net Assets		$ 48,449,990

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2008

Contrafund: Net Asset Value, offering price and redemption price per share ($45,149,316 ÷ 997,507 shares)	$ 45.26

Class K: Net Asset Value, offering price and redemption price per share ($3,300,674 ÷ 72,969 shares)	$ 45.23

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended December 31, 2008

Investment Income
Dividends (including $15,314 earned from other affiliated issuers)		$ 722,816
Interest		912
Income from Fidelity Central Funds		156,430
Total income		880,158

Expenses
Management fee Basic fee	$ 373,154
Performance adjustment	125,382
Transfer agent fees	121,828
Accounting and security lending fees	2,868
Custodian fees and expenses	2,806
Independent trustees' compensation	323
Depreciation in deferred trustee compensation account	(9)
Registration fees	638
Audit	304
Legal	361
Miscellaneous	4,532
Total expenses before reductions	632,187
Expense reductions	(4,271)	627,916
Net investment income (loss)		252,242
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(5,379,614)
Other affiliated issuers	(522,080)
Foreign currency transactions	(12,292)
Total net realized gain (loss)		(5,913,986)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $333)	(24,064,716)
Assets and liabilities in foreign currencies	312
Total change in net unrealized appreciation (depreciation)		(24,064,404)
Net gain (loss)		(29,978,390)
Net increase (decrease) in net assets resulting from operations		$ (29,726,148)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2008	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 252,242	$ 498,495
Net realized gain (loss)	(5,913,986)	5,069,480
Change in net unrealized appreciation (depreciation)	(24,064,404)	7,732,793
Net increase (decrease) in net assets resulting from operations	(29,726,148)	13,300,768
Distributions to shareholders from net investment income	(228,923)	(460,400)
Distributions to shareholders from net realized gain	(717,940)	(4,689,324)
Total distributions	(946,863)	(5,149,724)
Share transactions - net increase (decrease)	(2,020,966)	4,416,651
Total increase (decrease) in net assets	(32,693,977)	12,567,695

Net Assets
Beginning of period	81,143,967	68,576,272
End of period (including undistributed net investment income of $15,798 and undistributed net investment income of $37,973, respectively)	$ 48,449,990	$ 81,143,967

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Contrafund

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 73.11	$ 65.21	$ 64.76	$ 56.74	$ 49.35
Income from Investment Operations
Net investment income (loss) B	.23	.48	.41	.27	.04
Net realized and unrealized gain (loss)	(27.22)	12.34	6.92	8.95	7.40
Total from investment operations	(26.99)	12.82	7.33	9.22	7.44
Distributions from net investment income	(.21)	(.44)	(.39)	(.23)	(.05)
Distributions from net realized gain	(.65)	(4.48)	(6.49)	(.97)	-
Total distributions	(.86)	(4.92)	(6.88)	(1.20)	(.05)
Net asset value, end of period	$ 45.26	$ 73.11	$ 65.21	$ 64.76	$ 56.74
Total Return A	(37.16)%	19.78%	11.54%	16.23%	15.07%
Ratios to Average Net Assets C, E
Expenses before reductions	.95%	.89%	.90%	.91%	.94%
Expenses net of fee waivers, if any	.95%	.89%	.90%	.91%	.94%
Expenses net of all reductions	.94%	.89%	.89%	.88%	.92%
Net investment income (loss)	.37%	.68%	.62%	.46%	.08%
Supplemental Data
Net assets, end of period (in millions)	$ 45,149	$ 81,144	$ 68,576	$ 60,143	$ 44,477
Portfolio turnover rate D	78%	56%	76%	60%	64%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Year ended December 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 68.59
Income from Investment Operations
Net investment income (loss) D	.22
Net realized and unrealized gain (loss)	(23.30)
Total from investment operations	(23.08)
Distributions from net investment income	(.28)
Net asset value, end of period	$ 45.23
Total Return B, C	(33.63)%
Ratios to Average Net Assets E, H
Expenses before reductions	.82% A
Expenses net of fee waivers, if any	.82%A
Expenses net of all reductions	.82%A
Net investment income (loss)	.75%A
Supplemental Data
Net assets, end of period (in millions)	$ 3,301
Portfolio turnover rate F	78%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to December 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2008

(Amounts in thousands except ratios)

1. Organization.

Fidelity Contrafund (the Fund) is a fund of Fidelity Contrafund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund was closed to most new accounts effective the close of business April 28, 2006 and reopened after the close of business on Monday, December 15, 2008. On January 17, 2008, the Board of Trustees of the Fund approved the creation of an additional class of shares. The Fund commenced sale of Class K shares and the existing class was designated Contrafund on May 9, 2008. After the commencement of Class K, the fund began offering conversion privileges between Contrafund and Class K to eligible shareholders of Contrafund. The Fund offers Contrafund and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Annual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of December 31, 2008, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Annual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 6,633,556
Unrealized depreciation	(6,712,462)
Net unrealized appreciation (depreciation)	(78,906)
Undistributed ordinary income	15,083
Capital loss carryforward	(2,830,501)

Cost for federal income tax purposes	$ 49,022,809

The tax character of distributions paid was as follows:

	December 31, 2008	December 31, 2007
Ordinary Income	$ 228,923	$ 554,573
Long-term Capital Gains	717,940	4,595,151
Total	$ 946,863	$ 5,149,724

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Annual Report

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term and U.S. government securities, aggregated $51,164,719 and $48,198,408, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Contrafund, as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .75% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Contrafund. FIIOC receives an asset-based fee of .05% of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Contrafund	$ 121,508.18
Class K	320	.05*
	$ 121,828

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $467 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $146 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation

Annual Report

8. Security Lending - continued

to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $16,862.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Contrafund's operating expenses. During the period, this reimbursement reduced the class' expenses by $13.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $3,099 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $50. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Contrafund	$ 1,108
Class K	1
$ 1,109

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

10. Other - continued

domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $3,966, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

During the period, Lehman Brothers Holdings, Inc. and certain of its affiliates (LBHI) sought protection under the insolvency laws of their jurisdictions of organization, including the United States, the United Kingdom and Japan. At the time LBHI's insolvency proceedings were instituted, the Fund had outstanding securities trades with counterparties affiliated with LBHI. As a result of the insolvency proceedings, LBHI is unable to fulfill its commitments and, in certain cases, the Fund may have terminated its trades and related agreements with the relevant entities and, where appropriate, is in the process of initiating claims for damages. FMR believes that the financial impact to the Fund relating to the terminated trades and agreements is immaterial.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2008 A	2007
From net investment income
Contrafund	$ 208,629	$ 460,400
Class K	20,294	-
Total	$ 228,923	$ 460,400
From net realized gain
Contrafund	$ 717,940	$ 4,689,324

A Distributions for Class K are for the period May 9, 2008 (commencement of sale of shares) to December 31, 2008.

Annual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2008 A	2007	2008 A	2007
Contrafund
Shares sold	153,230	152,510	$ 9,211,642	$ 10,836,141
Conversion to Class K	(71,716)	-	(3,520,561)	-
Reinvestment of distributions	15,647	69,556	906,942	5,046,930
Shares redeemed	(209,487)	(163,926)	(12,197,066)	(11,466,420)
Net increase (decrease)	(112,326)	58,140	$ (5,599,043)	$ 4,416,651
Class K
Shares sold	3,604	-	$ 167,149	$ -
Conversion from Contrafund	71,676	-	3,520,561	-
Reinvestment of distributions	462	-	20,294	-
Shares redeemed	(2,773)	-	(129,927)	-
Net increase (decrease)	72,969	-	$ 3,578,077	$ -

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to December 31, 2008.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Contrafund and the Shareholders of Fidelity Contrafund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Contrafund (a fund of Fidelity Contrafund) at December 31, 2008, the results of its operations for the periods indicated, the changes in its net assets for each of the periods indicated and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Contrafund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 19, 2009

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 222 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 380 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (60)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Currently, Mr. Dirks serves as a member of the Board of Directors for Brookville Children's Services, Inc. (2009-present).

Alan J. Lacy (55)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Ned C. Lautenbach (64)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (64)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (64)

Year of Election or Appointment: 2005

Ms. Small is a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College and as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy. In addition, she served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (69)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, he is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (59)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (58)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Advisory Board Member and Executive Officers**:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (39)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Walter C. Donovan (46)

Year of Election or Appointment: 2007

Vice President of Fidelity's Equity Funds. Mr. Donovan also serves as President of FMR and FMR Co., Inc., and Executive Vice President of Fidelity Investments Money Management, Inc. (2007-present). Previously, Mr. Donovan served as Executive Vice President of FMR and FMR Co., Inc. (2005-2007) and Senior Vice President of FMR (2003-2005) and FMR Co., Inc. (2004-2005).

Bruce T. Herring (43)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Group Chief Investments Officer of FMR. Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds.

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

John B. McGinty, Jr. (46)

Year of Election or Appointment: 2008

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. McGinty is an employee of Fidelity Investments (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Kenneth A. Rathgeber (61)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present).

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Robert G. Byrnes (42)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

K Class designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

K Class designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	39,846,222,733.67	95.475
Withheld	1,888,670,465.66	4.525
TOTAL	41,734,893,199.33	100.000
Dennis J. Dirks
Affirmative	39,979,631,301.91	95.794
Withheld	1,755,261,897.42	4.206
TOTAL	41,734,893,199.33	100.000
Edward C. Johnson 3d
Affirmative	39,780,037,081.16	95.316
Withheld	1,954,856,118.17	4.684
TOTAL	41,734,893,199.33	100.000
Alan J. Lacy
Affirmative	39,956,311,889.69	95.738
Withheld	1,778,581,309.64	4.262
TOTAL	41,734,893,199.33	100.000
Ned C. Lautenbach
Affirmative	39,953,914,015.23	95.733
Withheld	1,780,979,184.10	4.267
TOTAL	41,734,893,199.33	100.000
Joseph Mauriello
Affirmative	39,950,443,870.38	95.724
Withheld	1,784,449,328.95	4.276
TOTAL	41,734,893,199.33	100.000
Cornelia M. Small
Affirmative	39,962,184,213.65	95.752
Withheld	1,772,708,985.68	4.248
TOTAL	41,734,893,199.33	100.000
William S. Stavropoulos
Affirmative	39,840,021,047.17	95.460
Withheld	1,894,872,152.16	4.540
TOTAL	41,734,893,199.33	100.000
	# of Votes	% of Votes
David M. Thomas
Affirmative	39,964,931,571.22	95.759
Withheld	1,769,961,628.11	4.241
TOTAL	41,734,893,199.33	100.000
Michael E. Wiley
Affirmative	39,953,080,715.70	95.731
Withheld	1,781,812,483.63	4.269
TOTAL	41,734,893,199.33	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	27,037,561,266.55	64.784
Against	7,285,785,439.60	17.457
Abstain	1,777,270,912.26	4.259
Broker Non-Votes	5,634,275,580.92	13.500
TOTAL	41,734,893,199.33	100.000
PROPOSAL 3

A shareholder proposal concerning "oversight procedures to screen out investments in companies that, in the judgement of the Board, substantially contribute to genocide, patterns of extraordinary and egregious violations of human rights, or crimes against humanity."

The fund did not achieve quorum with respect to this proposal, and therefore no action was taken at the meeting and subsequent adjournments. Because sufficient votes in favor of the proposal were not received, on June 18, 2008, the proxies in their discretion determined not to adjourn the meeting further on this item.

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Contrafund

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (Japan) Inc. and Fidelity Management & Research (Hong Kong) Limited, as well as amendments to the fund's agreement with Fidelity Management & Research (U.K.) Inc.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board further considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a custom peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a custom peer group of mutual funds defined by FMR based on categories assigned by Morningstar, Inc. (The fund did not offer Class K as of December 31, 2007.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund. The fund's custom peer group, defined by FMR, is a peer group that FMR believes provides a more meaningful performance comparison than the peer group assigned by Morningstar, Inc., which assigns mutual funds to categories based on their investment styles as measured by their underlying portfolio holdings.

Annual Report

Fidelity Contrafund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the first quartile for all the periods shown. The Board also stated that the investment performance of the fund compared favorably to its benchmark for all the periods shown.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how the fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Annual Report

Fidelity Contrafund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

In connection with the renewal of the fund's management contract, the Board also approved non-material amendments to the fund's management contract to clarify certain provisions regarding the calculation of the fund's performance adjustment.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's total expenses ranked below its competitive median for 2007.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Annual Report

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board also considered that although the fund is partially closed to new investors, it continues to incur investment management expenses, and marketing and distribution expenses related to the retention of existing shareholders and assets. The Board further noted that the fund may continue to realize benefits from the group fee structure, even though assets may not be expected to grow significantly at the fund level. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures and rationale for recommending different fees among categories of funds; and (vi) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc. Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

CON-K-UANN-0209
1.863186.100

Item 2. Code of Ethics

As of the end of the period, December 31, 2008, Fidelity Contrafund (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Advisor New Insights Fund and Fidelity Contrafund (the "Funds"):

Services Billed by PwC

December 31, 2008 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor New Insights Fund	$63,000	$-	$3,900	$9,300
Fidelity Contrafund	$237,000	$-	$4,700	$56,300

December 31, 2007 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor New Insights Fund	$71,000	$-	$2,700	$6,400
Fidelity Contrafund	$291,000	$-	$3,800	$47,900

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	December 31, 2008A	December 31, 2007A
Audit-Related Fees	$2,340,000	$-
Tax Fees	$2,000	$-
All Other Fees	$190,000	$215,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	December 31, 2008 A	December 31, 2007 A
PwC	$3,030,000	$1,530,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Independence Standards Board Standard No. 1, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The Fidelity fund's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Contrafund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	February 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	February 27, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	February 27, 2009